UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295

 Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: April 30, 2020

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

WCM Focused International Growth Fund

(Investor Class: WCMRX)

(Institutional Class: WCMIX)

WCM Focused Emerging Markets Fund

(Investor Class: WFEMX)

(Institutional Class: WCMEX)

WCM Focused Global Growth Fund

(Investor Class: WFGGX)

(Institutional Class: WCMGX)

WCM International Small Cap Growth Fund

(Institutional Class: WCMSX)

WCM Small Cap Growth Fund

(Investor Class: WCMNX)

(Institutional Class: WCMLX)

WCM Focused Small Cap Fund

(Investor Class: WCMJX)

(Institutional Class: WCMFX)

WCM China Quality Growth Fund

(Investor Class: WCQGX)

(Institutional Class: WCMCX)

WCM Focused ESG Emerging Markets Fund

(Investor Class: WCMUX)

(Institutional Class: WCMDX)

WCM Focused ESG International Fund

(Investor Class: WESGX)

(Institutional Class: WCMMX)

ANNUAL REPORT
APRIL 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds, if you hold your shares directly with the Funds, or from your financial intermediary, such as a broker-dealer or bank, if you hold your shares through a financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold your shares directly with the Funds, you may elect to receive shareholder reports and other communications from the Funds electronically by contacting the Funds at (888) 988-9801 or, if you hold your shares through a financial intermediary, contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you hold your shares directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports at (888) 988-9801 or, if you hold your shares through a financial intermediary, contacting your financial intermediary. Your election to receive reports in paper will apply to all of the Investment Managers Series Trust’s Funds you hold directly or through your financial intermediary, as applicable.

WCM Funds

Each a series of Investment Managers Series Trust

Table of Contents

Shareholder Letter	1
Fund Performance	6
Schedules of Investments	22
Statements of Assets and Liabilities	57
Statements of Operations	60
Statements of Changes in Net Assets	63
Financial Highlights	72
Notes to Financial Statements	89
Report of Independent Registered Public Accounting Firm	112
Supplemental Information	114
Expense Examples	125

This report and the financial statements contained herein are provided for the general information of the shareholders of the WCM Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus.

www.wcminvestfunds.com

Dear Fellow Shareholders,
281 Brooks Street Laguna Beach California 92651 949.380.0200 wcminvest.com

We believe that understanding (and periodically reviewing) the “how” and the “why” behind our investment approach serves the valuable function of guarding our temperament in the face of all the noise and fear that “the market” throws at us over time. To that end, and as is our habit, we are again starting this annual report by laying out some broad principles in letter form that aim to give you the basics of our philosophy, goals, strategies and limitations.

It starts with our philosophical underpinnings. First and foremost is the idea that to achieve a different result than the benchmark (and everyone else), you absolutely have to do something different. This may seem obvious, but surprisingly few are willing to take the career risk to actually go there.

Second, we observe that the best investors of history (among whom we aspire to be counted) think long term and partner with great businesses. Long-term thinking also means paying attention to where the world is going, recognizing that great people are critical to long-term success, and minimizing portfolio turnover.

Third, we are convinced that success—whether great investments, great businesses, or otherwise—is most often the result of recognizing and capitalizing on the few big ideas that really drive the opportunity. Said negatively, more and more data does not a better investor make. As evidence, ask yourself if the giant Wall Street firms with their armies of analysts are counted among the best investors of history.

Fourth, managing to wealth preservation—losing less in the down periods—is perhaps the surest path to long-term outperformance. Our shorthand is “winning by not losing.”

So, how does all that play out in the portfolios?

First is how it impacts portfolio construction. Philosophical underpinning #1—thinking differently about building our global growth portfolios—drives us to a focused, best ideas approach. If you really believe you have a stock selection edge (see below), it makes no sense at all to dilute the portfolio with lower-conviction holdings.

Philosophical underpinning #2 is what drives us to partnering with great businesses for the long run. And in that partnering, it’s philosophical underpinning #3—keep it simple—that motivates our “bottom-up” quest to find “our” type of company, those that satisfy three simple requirements: a) they are poised before a long growth runway, b) they exhibit a strengthening competitive advantage, and c) they nurture a healthy culture that is aligned with that competitive advantage. Consequently, our portfolios—almost by definition—display two distinctives: first, our holdings tend to be high quality, historically profitable businesses, and second, the portfolios have a bias toward health care, tech, consumer, and industrials, simply because there are many more of “our” types of companies in those sectors.

So, these two ideas—a focused portfolio, and quality businesses in growth sectors—translate into a portfolio construction difference that, in our opinion, explains a good portion of our funds’ historical excess return.

In fact, we refer to this as our “structural advantage”. It’s based on our belief that growing global consumer prosperity (a large-scale trend that should play out for several decades) means that these growth sectors, which are under-represented in most broad-based global indices, have been becoming—and in the long run, we believe, will inexorably become—larger weights in those global benchmarks. It’s simply the idea that wealthier consumers will do just what you’d think: spend more on consumer goods, technology and healthcare. That’s where the growth is most likely to be. And that trend provides a natural, long-term tailwind (advantage) to our portfolio strategies.

But second, and most importantly, all four of our philosophical underpinnings support and inform our primary distinction: stock selection. The essential elements here are principally two: 1) competitive advantage (“moat”) dynamics (improving? deteriorating?), and 2) the role corporate culture plays in sustaining and strengthening that moat.

Then, with due respect to valuation, a portfolio of these competitively-advantaged businesses is built using thoughtful, multi-factor diversification. This process, we believe, gives us the best chance of achieving our objective: long-term capital appreciation.

With that foundation laid, here is some context for the fiscal year ended April 30th.

All of our global growth fund benchmarks started the fiscal year with negative returns, then meandered through summer months that were framed by fears of an economic slowdown, fears of disruptive trade wars, and fears of Federal Reserve policy moves, among other things. Despite the myriad worries, returns from the late summer through year end were strong, and all our benchmarks hit highs as December closed. Then, as we entered 2020, it became clear that a new coronavirus, and its COrona VIrus Disease-2019 (COVID-19), was a serious public health risk, which in turn triggered various government responses.

As best we can tell, the COVID-19 story begins in Wuhan, China. Despite some earlier information, the seriousness of the virus became apparent when, just as China was about to celebrate its New Year holiday on January 25th, the Chinese government ordered the near 11 million inhabitants of the Wuhan area to stay home. Canceling a national holiday that normally sees millions of travelers and high consumer spending prompted Chinese (and China-related) stocks to sell off dramatically. The world took notice, and soon COVID-19 cases popped up in almost every country. Media fanned the flames of fear by headlining death counts and featuring images of crowded hospitals. It wasn’t long before all global equity indices were on a downward path. By February, the virus had reached North America, and on March 11 earned global pandemic status. “Do not travel” orders caused airlines to cut capacity and the US economy came to a stop with “shelter in place” and “social distancing” recommendations coming from Local, State, and Federal governments. The environment has been hard for all, tragic for some, but by April there were some signs that pandemic peaks had passed. Equity markets, after the weakest March in many years, rebounded in April with one of the strongest months ever, reflecting a new-found hope that the worst was over, and that a (slow?) return to (a new?) normal was likely.

Uncertainty and volatility have clearly dominated equity markets in recent months, so much so that one of our favorite pundit's quips fits: “There’s so much uncertainty we can’t even be certain what to be uncertain about.” It all just bolsters our constant refrain: macro guesswork is a low value, low return-on-time exercise (how many pundits had anything like this in their year-end forecasts for 2020?). For our part, an uncertain macro outlook tends to be favorable for our types of companies: businesses with healthy growth and expanding moats usually stand out, over time, amongst their peers, rewarding patient, long-term investors.

Now to the specifics of our funds.

The WCM Focused International Growth Fund (“FIG”; Institutional Class symbol WCMIX; Investor Class symbol WCMRX) logged a positive fiscal year, returning +3.79% / +3.64%, respectively, for the 12-month period ending April 30th, 2020. The benchmark for FIG, the MSCI ACWI ex USA Index, returned – 11.51% for the same period, so FIG outperformed by roughly 1,530 / 1,515 bps, respectively (“bps” = one basis point = 0.01%). Both stock selection and sector allocation added meaningfully to returns, contributing roughly 55%/45%, respectively, to FIG’s outperformance.

Portfolio weights came down in most sectors as we increased our exposure in Health Care by approximately 9%. Technology and Health Care are now our largest overweight sectors (Technology, with that overweight and good stock selection, was also the largest contributor to returns). Financials remains the largest underweight, followed by Energy.

The WCM Focused Emerging Markets Fund (“FEM”; Institutional Class symbol WCMEX; Investor Class symbol WFEMX) completed its fiscal year with a modestly negative return, down -1.01% / -1.17%, respectively, for the year ending April 30th, 2020. FEM’s benchmark, the MSCI Emerging Markets Index, moved dramatically lower, with a negative return of -12.00% for the fiscal year. That means FEM was 1,099 / 1,083 bps, respectively, ahead of its benchmark. Both stock selection and sector allocation added, about equally, to FEM’s outperformance.

Sector weight changes included reductions in Consumer Discretionary, Financials, and Communication Services (about 4%, 3%, and 2%, respectively), and increases in Technology and Health Care (about 6%, and 3%, respectively). Health Care is now our largest overweight, followed by Technology, then Discretionary. Financials and Energy are our largest underweights, followed by Materials.

The WCM Focused Global Growth Fund (“FGG”; Institutional Class symbol WCMGX; Investor Class symbol WFGGX) finished its fiscal year in the black, returning +6.38% / +6.15%, respectively, for the 12-month period ending April 30th, 2020. The benchmark for FGG, the MSCI ACWI Index, declined -4.96% for the fiscal year, so FGG was roughly 1,134 / 1,111 bps, respectively, ahead of that benchmark. Both stock selection and sector allocation added meaningfully to returns, contributing roughly 75%/25%, respectively, to FGG’s outperformance.

Portfolio sector weights changed slightly: Health Care, Industrials, and Information Technology each increased by approximately 2%, while Communication Services and Materials were reduced (approximately –4%, and –3%, respectively). Health Care remains, by far, our largest overweight relative to benchmark; Communication Services is our largest underweight.

The WCM International Small Cap Growth Fund (“SIG”; Institutional Class symbol WCMSX) delivered a positive return of +7.90% for the year ending April 30th, 2020. The benchmark, the MSCI ACWI ex USA Small Cap Index, declined by -13.51% for the same period, so SIG was 2,141 bps ahead of its benchmark. Most of SIG’s outperformance was due to strong stock selection, primarily in Industrials and Technology.

During the fiscal year, SIG’s sector weights for Consumer Staples, Consumer Discretionary, and Industrials were each reduced by about 3%. That capital was rotated into Technology, Health Care, and Financials.

The WCM Small Cap Growth Fund (“SCG”; Institutional Class Symbol WCMLX) launched October 30th, 2019. The since inception return of -7.20% compares to the Russell 2000 Growth Index return of -8.15% in the same period ending April 30, 2020. As of the end of this fiscal year, SCG was most overweight the Consumer Discretionary and Health Care sectors. The largest underweights for SCG were in the Financials, Industrials, and Communication Service sectors.

The WCM Focused Small Cap Fund (“FSC”; Institutional Class Symbol WCMFX) launched October 30th, 2019. With since inception return of -22.70%, FSC slightly outperformed the Russell 2000 Value Index, which returned -24.00% in the same period ending April 30th, 2020. Although this short fiscal year saw generally negative returns in U.S. small-cap markets, the index eked out positive contributions from the Information Technology, Health Care, and Consumer Staples sectors. FSC managed positive returns in only the Health Care sector, yet still outperformed the index overall.

The WCM China Quality Growth Fund (“CQG”; Institutional Class symbol WCMCX) launched on March 31st, 2020. In its first month of performance, CQG registered a positive return, up +6.50%. The fund’s return essentially matched the MSCI China All Shares Index return of 6.59% for the month of April 2020. Despite similar returns, CQG maintained significant underweights in the Financials, Communication Services, Materials, and Real Estate sectors. Overweight allocations were most significant in Health Care and Consumer Staples. Performance was positive in every sector in the month, with the strongest contributions coming from Health Care, Industrials, and Consumer Discretionary sectors.

The WCM Focused ESG Emerging Markets Fund (“WCMDX”; Institutional Class Symbol WCMDX) launched on March 31st, 2020. In the first month of performance, WCMDX returned 10.10% compared to the benchmark MSCI EM Index return of 9.16% for the same period. All sectors generated positive returns in the portfolio for the month, led by Consumer Discretionary, Financials, Information Technology, and Industrials holdings. The portfolio was most overweight Consumer Staples for the month, while Information Technology was the largest underweight exposure.

Finally, the WCM Focused ESG International Fund (“WCMMX”; Institutional Class symbol WCMMX) launched on March 31st, 2020. In its first month of performance, WCMMX returned 9.30%, while the benchmark MSCI ACWI ex-US Index returned 7.58% in that same period. During the month, the portfolio was underweight the Industrials, Communication Services, Utilities, Materials, Energy, and Health Care sectors. It was overweight the Information Technology, Consumer Staples, Consumer Discretionary, Financial, and Real Estate sectors.

Thank you for your confidence and trust,

WCM Investment Management
June 16, 2020

IMPORTANT INFORMATION

Foreign investments present risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors. The Fund is non-diversified and may hold fewer securities than a diversified fund. Holding fewer securities increases the risk that the value of the Fund could go down because of the poor performance of a single investment.

The MSCI ACWI ex USA Index captures large-cap and mid-cap representation across Developed Markets countries (excluding the U.S.) and 21 Emerging Markets countries. The index covers approximately 85% of the global equity opportunity set outside the U.S. The MSCI ACWI Index captures large-cap and mid-cap representation across Developed Markets countries (including the U.S.) and 21 Emerging Markets countries. The index covers approximately 85% of the global equity opportunity set outside the U.S. The MSCI Emerging Markets Index captures large-cap and mid-cap representation across 23 Emerging Markets (EM) countries. With 833 constituents, the index covers approximately 85% of the free-float-adjusted market capitalization in each country. The MSCI ACWI ex USA Small Cap Index captures small-cap representation across 22 of 23 large Developed Markets countries (excluding the U.S.). One cannot invest directly in an index.

The views in this report were those of the Fund managers as of the date this report was written, and may not reflect their views on the date this report is first published or anytime thereafter. These views are intended to assist the shareholders of the Fund in understanding their investments in the Fund and do not constitute investment advice. This report may contain discussions about investments that may or may not be held by the Fund as of the date of this report. All current and future holdings are subject to risk and to change.

WCM Focused International Growth Fund

FUND PERFORMANCE at April 30, 2020 (Unaudited)

This graph compares a hypothetical $100,000 investment in the Fund’s Institutional Class shares, made at its inception, with a similar investment in the MSCI All Country World ex USA Index (MSCI ACWI ex USA). The performance graph above is shown for the Fund’s Institutional Class shares; Investor Class shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The MSCI ACWI ex USA Index captures large and mid cap representation across Developed Markets countries (excluding the U.S.) and 21 Emerging Markets countries. The index covers approximately 85% of the global equity opportunity set outside the U.S. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of April 30, 2020	1 Year	5 Years	Since Inception	Inception Date
Investor Class shares	3.64%	7.50%	7.21%	8/31/11
Institutional Class shares	3.79%	7.73%	7.46%	5/31/11
MSCI ACWI ex USA Index	-11.51%	-0.17%	1.51%	5/31/11

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

Expense ratios for the Investor Class and Institutional Class shares were 1.24% and 1.03%, respectively, which were stated in the current prospectus dated September 1, 2019. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

WCM Focused Emerging Markets Fund

FUND PERFORMANCE at April 30, 2020 (Unaudited)

This graph compares a hypothetical $100,000 investment in the Fund’s Institutional Class shares, made at its inception, with a similar investment in the MSCI Emerging Markets Index (MSCI EM). The performance graph above is shown for the Fund’s Institutional Class shares; Investor Class shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The MSCI EM Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of the emerging markets. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of April 30, 2020	1 Year	5 Years	Since Inception	Inception Date
Investor Class shares	-1.17%	5.90%	4.02%	6/28/13
Institutional Class shares	-1.01%	5.95%	4.12%	6/28/13
MSCI EM Index	-12.00%	-0.10%	2.12%	6/28/13

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

Gross and net expense ratios for the Investor Class shares were 2.05% and 1.50%, respectively, and for the Institutional Class shares were 1.80% and 1.25%, respectively, which were stated in the current prospectus dated September 1, 2019. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until August 31, 2029, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

WCM Focused Emerging Markets Fund

FUND PERFORMANCE at April 30, 2020 (Unaudited) - Continued

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

WCM Focused Global Growth Fund

FUND PERFORMANCE at April 30, 2020 (Unaudited)

This graph compares a hypothetical $100,000 investment in the Fund’s Institutional Class shares, made at its inception, with a similar investment in the MSCI All Country World Index (MSCI ACWI). The performance graph above is shown for the Fund’s Institutional Class shares; Investor Class shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The MSCI ACWI Index captures large to mid-cap representation across Developed Markets countries (including the U.S.) and 21 Emerging Markets countries. The index covers approximately 85% of the global equity opportunity set outside the U.S. This index does not reflect expenses, fees, or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of April 30, 2020	1 Year	5 Years	Since Inception	Inception Date
Investor Class shares	6.15%	10.74%	11.58%	6/28/13
Institutional Class shares	6.38%	10.99%	11.82%	6/28/13
MSCI ACWI Index	-4.96%	4.37%	6.84%	6/28/13

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

Gross and net expense ratios for the Investor Class shares were 1.73% and 1.30%, respectively, and the Institutional Class shares were 1.48% and 1.05%, respectively, which were stated in the current prospectus dated September 1, 2019. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.30% and 1.05% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until August 31, 2029, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

WCM Focused Global Growth Fund

FUND PERFORMANCE at April 30, 2020 (Unaudited) - Continued

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

WCM International Small Cap Growth Fund

FUND PERFORMANCE at April 30, 2020 (Unaudited)

This graph compares a hypothetical $100,000 investment in the Fund’s Institutional Class shares, made at its inception, with a similar investment in the MSCI All Country World ex USA Small Cap Index (MSCI ACWI ex USA Small Cap). Results include the reinvestment of all dividends and capital gains.

The MSCI ACWI ex USA Small Cap Index captures small cap representation across 22 of 23 large Developed Markets countries (excluding the U.S.). The index covers approximately 14% of the free float-adjusted market capitalization set outside the U.S. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of April 30, 2020	1 Year	Since Inception	Inception Date
Institutional Class shares	7.90%	13.86%	11/30/15
MSCI ACWI ex USA Small Cap Index	-13.51%	2.01%	11/30/15

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

Gross and net expense ratios for the Institutional Class shares were 4.34% and 1.25%, respectively, which were stated in the current prospectus dated September 1, 2019. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.25% of the average daily net assets of the Institutional Class Shares of the Fund. This agreement is in effect until August 31, 2029 and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

WCM Small Cap Growth Fund

FUND PERFORMANCE at April 30, 2020 (Unaudited)

This graph compares a hypothetical $100,000 investment in the Fund’s Institutional Class shares, made at its inception, with a similar investment in the Russell 2000 Growth Index. The performance graph above is shown for the Fund’s Institutional Class shares; Investor Class shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It is unmanaged and represents total returns including reinvestment of dividends. This index does not reflect expenses, fees, or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Total Returns as of April 30, 2020	3 Months	6 Months	Since Inception (Cumulative)	Inception Date
Investor Class shares	-12.05%	-6.65%	-7.30%	10/30/19
Institutional Class shares	-12.04%	-6.55%	-7.20%	10/30/19
Russell 2000 Growth Index	-13.76%	-7.62%	-8.15%	10/30/19

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

Gross and net expense ratios for the Investor Class shares were 1.89% and 1.50%, respectively, and the Institutional Class shares were 1.64% and 1.25%, respectively, which were stated in the current prospectus dated March 31, 2020. For the Fund’s current period ended April 30, 2020 expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until August 31, 2021, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

WCM Small Cap Growth Fund

FUND PERFORMANCE at April 30, 2020 (Unaudited) - Continued

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

WCM Focused Small Cap Fund

FUND PERFORMANCE at April 30, 2020 (Unaudited)

This graph compares a hypothetical $100,000 investment in the Fund’s Institutional Class shares, made at its inception, with a similar investment in the Russell 2000 Value Index. The performance graph above is shown for the Fund’s Institutional Class shares; Investor Class shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The Russell 2000 Value Index measures the performance of the approximately 2,000 smallest-cap American companies in the Russell 3000 Index, which is made up of 3,000 of the largest U.S. stocks. It is a market-cap weighted index. This index does not reflect expenses, fees, or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Total Returns as of April 30, 2020	3 Months	6 Months	Since Inception (Cumulative)	Inception Date
Investor Class shares	-25.22%	-22.75%	-22.90%	10/30/19
Institutional Class shares	-25.10%	-22.55%	-22.70%	10/30/19
Russell 2000 Value Index	-23.60%	-23.44%	-24.00%	10/30/19

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

Gross and net expense ratios for the Investor Class shares were 1.89% and 1.50%, respectively, and the Institutional Class shares were 1.64% and 1.25%, respectively, which were stated in the current prospectus dated December 31, 2019. For the Fund’s current period ended April 30, 2020 expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until August 31, 2021, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

WCM Focused Small Cap Fund

FUND PERFORMANCE at April 30, 2020 (Unaudited) - Continued

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

WCM China Quality Growth Fund

FUND PERFORMANCE at April 30, 2020 (Unaudited)

This graph compares a hypothetical $100,000 investment in the Fund’s Institutional Class shares, made at its inception, with a similar investment in the MSCI China All Shares Index (MSCI CASI) and MSCI China Index (MSCI CI). The performance graph above is shown for the Fund’s Institutional Class shares; Investor Class shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The MSCI CASI Index captures large to mid-cap representation across China A-shares, B-shares, H-shares, Red-chips, P-chips and foreign listings. The index aims to reflect the opportunity set of China share classes listed in Hong Kong, Shanghai, Shenzhen and outside of China. The MSCI CI Index measures large and mid-cap representation across China securities listed on the Shanghai and Shenzhen exchanges. The index is designed for international investors and is calculated using China A Stock Connect listings based on the offshore RMB exchange rate (CNH). These indexes do not reflect expenses, fees, or sales charge, which would lower performance. The indexes are unmanaged and are not available for investment.

Total Returns as of April 30, 2020	1 Month	Since Inception (Cumulative)	Inception Date
Investor Class shares	6.50%	6.50%	3/31/20
Institutional Class shares	6.50%	6.50%	3/31/20
MSCI China All Shares Index	6.59%	6.59%	3/31/20
MSCI China Index	6.31%	6.31%	3/31/20

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

WCM China Quality Growth Fund

FUND PERFORMANCE at April 30, 2020 (Unaudited) - Continued

Gross and net expense ratios for the Investor Class shares were 1.89% and 1.50%, respectively, and the Institutional Class shares were 1.64% and 1.25%, respectively, which were stated in the current prospectus dated March 31, 2020. For the Fund’s current period ended April 30, 2020 expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until August 31, 2021, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

WCM Focused ESG Emerging Markets Fund

FUND PERFORMANCE at April 30, 2020 (Unaudited)

This graph compares a hypothetical $100,000 investment in the Fund’s Institutional Class shares, made at its inception, with a similar investment in the MSCI Emerging Markets Index (MSCI EMI). The performance graph above is shown for the Fund’s Institutional Class shares; Investor Class shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The MSCI EMI Index is an index used to measure equity market performance in global emerging markets and captures mid to large cap across more than two dozen emerging markets. The index covers approximately 13% of the global market capitalization. This index does not reflect expenses, fees, or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Total Returns as of April 30, 2020	1 Month	Since Inception (Cumulative)	Inception Date
Investor Class shares	10.00%	10.00%	3/31/20
Institutional Class shares	10.10%	10.10%	3/31/20
MSCI Emerging Markets Index	9.16%	9.16%	3/31/20

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

Gross and net expense ratios for the Investor Class shares were 1.89% and 1.50%, respectively, and the Institutional Class shares were 1.64% and 1.25%, respectively, which were stated in the current prospectus dated March 31, 2020. For the Fund’s current period ended April 30, 2020 expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until August 31, 2021, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

WCM Focused ESG Emerging Markets Fund

FUND PERFORMANCE at April 30, 2020 (Unaudited) - Continued

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

WCM Focused ESG International Fund

FUND PERFORMANCE at April 30, 2020 (Unaudited)

This graph compares a hypothetical $100,000 investment in the Fund’s Institutional Class shares, made at its inception, with a similar investment in the MSCI All Country World ex USA Index (MSCI ACWI ex USA). The performance graph above is shown for the Fund’s Institutional Class shares; Investor Class shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The MSCI ACWI ex USA Index captures large to mid-cap representation across Developed Markets countries (excluding the U.S.) and 21 Emerging Markets countries. The index covers approximately 85% of the global equity opportunity set outside the U.S. This index does not reflect expenses, fees, or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Total Returns as of April 30, 2020	1 Month	Since Inception (Cumulative)	Inception Date
Investor Class shares	9.30%	9.30%	3/31/20
Institutional Class shares	9.30%	9.30%	3/31/20
MSCI ACWI ex USA Index	7.58%	7.58%	3/31/20

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (888) 988-9801.

Gross and net expense ratios for the Investor Class shares were 1.74% and 1.50%, respectively, and the Institutional Class shares were 1.49% and 1.25%, respectively, which were stated in the current prospectus dated March 31, 2020. For the Fund’s current period ended April 30, 2020 expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until August 31, 2021, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

WCM Focused ESG International Fund

FUND PERFORMANCE at April 30, 2020 (Unaudited) - Continued

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

WCM Focused International Growth Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2020

Number of Shares		Value
	COMMON STOCKS — 94.1%
	ARGENTINA — 3.0%
631,596	MercadoLibre, Inc.*	$368,542,582

	AUSTRALIA — 5.3%
3,280,929	CSL Ltd.	653,964,449

	CANADA — 13.5%
2,110,076	Canadian Pacific Railway Ltd.	479,683,577
2,568,679	Lululemon Athletica, Inc.*	574,048,383
966,930	Shopify, Inc.*	611,380,170
		1,665,112,130
	CHINA — 3.9%
9,119,800	Tencent Holdings Ltd.	479,422,798

	DENMARK — 2.7%
3,235,955	DSV PANALPINA A/S	336,213,933

	FRANCE — 8.2%
2,150,335	EssilorLuxottica S.A.	267,134,055
1,176,751	LVMH Moet Hennessy Louis Vuitton S.E.	454,940,448
1,901,790	Pernod Ricard S.A.	290,405,938
		1,012,480,441
	HONG KONG — 3.1%
41,781,600	AIA Group Ltd.	383,462,120

	INDIA — 2.5%
7,074,668	HDFC Bank Ltd. - ADR	306,686,858

	IRELAND — 9.6%
2,642,498	Accenture PLC - Class A	489,364,204
16,026,455	Experian PLC	481,259,911
1,311,946	ICON PLC*	210,527,975
		1,181,152,090
	ITALY — 2.1%
1,657,575	Ferrari N.V.	259,080,880

	JAPAN — 3.2%
1,103,900	Keyence Corp.	394,105,707

WCM Focused International Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2020

Number of Shares		Value
	COMMON STOCKS (Continued)

	MEXICO — 1.9%
98,484,823	Wal-Mart de Mexico S.A.B. de C.V.	$236,884,992

	NETHERLANDS — 3.6%
50,347	Adyen N.V.*,1	49,723,525
1,378,075	ASML Holding N.V.	397,478,172
		447,201,697
	SPAIN — 1.6%
4,114,160	Amadeus IT Group S.A.	196,386,328

	SWEDEN — 2.4%
8,708,629	Atlas Copco A.B. - A Shares	300,138,345

	SWITZERLAND — 11.7%
7,314,966	Alcon, Inc.*	386,041,969
2,687,217	Chubb Ltd.	290,246,308
4,224,856	Nestle S.A.	447,431,639
1,968,360	Sika A.G.	325,567,927
		1,449,287,843
	TAIWAN — 3.8%
8,941,181	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	475,044,947

	UNITED KINGDOM — 3.3%
21,167,085	Smith & Nephew PLC	414,203,064

	UNITED STATES — 8.7%
399,915	Mettler-Toledo International, Inc.*	287,914,805
3,007,684	ResMed, Inc.	467,153,479
2,216,336	STERIS PLC	315,827,880
		1,070,896,164
	TOTAL COMMON STOCKS
	(Cost $9,775,013,918)	11,630,267,368

WCM Focused International Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2020

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 5.5%
$683,604,550	UMB Money Market II Special, 0.01%[2]	$683,604,550
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $683,604,550)	683,604,550

	TOTAL INVESTMENTS — 99.6%
	(Cost $10,458,618,468)	12,313,871,918
	Other Assets in Excess of Liabilities — 0.4%	46,680,879
	TOTAL NET ASSETS — 100.0%	$12,360,552,797

ADR – American Depository Receipt

PLC – Public Limited Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $49,723,525, which represents 0.40% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM Focused International Growth Fund

SUMMARY OF INVESTMENTS

As of April 30, 2020

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Health Care	24.3%
Technology	16.5%
Consumer Discretionary	13.4%
Industrials	12.2%
Communications	8.8%
Financials	8.3%
Consumer Staples	7.9%
Materials	2.7%
Total Common Stocks	94.1%
Short-Term Investments	5.5%
Total Investments	99.6%
Other Assets in Excess of Liabilities	0.4%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

WCM Focused Emerging Markets Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2020

Number of Shares		Value
	COMMON STOCKS — 90.9%
	ARGENTINA — 3.7%
41,069	Globant S.A.*	$4,750,451
13,487	MercadoLibre, Inc.*	7,869,800
		12,620,251
	BRAZIL — 4.1%
452,100	Hapvida Participacoes e Investimentos S.A.[1]	4,359,794
398,010	Lojas Renner S.A.	2,809,835
458,800	Notre Dame Intermedica Participacoes S.A.	4,624,364
84,574	XP, Inc.*	2,127,882
		13,921,875
	CHINA — 27.9%
124,993	Alibaba Group Holding Ltd. - ADR*	25,332,331
467,574	ANTA Sports Products Ltd.	3,981,879
220,321	Autobio Diagnostics Co., Ltd. - Class A	4,165,954
1,356,476	By-health Co., Ltd. - Class A	3,559,353
482,555	China International Travel Service Corp. Ltd. - Class A	6,185,724
957,738	Inner Mongolia Yili Industrial Group Co., Ltd. - Class A	3,926,955
759,000	Shenzhou International Group Holdings Ltd.	8,760,099
120,000	Silergy Corp.	4,767,401
353,600	Tencent Holdings Ltd.	18,588,555
2,731,000	TravelSky Technology Ltd. - Class H	4,822,765
187,144	Wuliangye Yibin Co., Ltd. - Class A	3,560,438
565,160	WuXi AppTec Co., Ltd. - Class H1	7,968,016
		95,619,470
	HONG KONG — 7.3%
1,537,156	AIA Group Ltd.	14,107,672
1,576,000	China Mengniu Dairy Co., Ltd.*	5,580,778
698,000	Techtronic Industries Co., Ltd.	5,292,591
		24,981,041
	INDIA — 10.7%
131,352	Asian Paints Ltd.	3,064,851
128,770	Avenue Supermarts Ltd.*,1	4,035,999
220,995	Divi's Laboratories Ltd.	6,814,408
266,499	HDFC Bank Ltd. - ADR	11,552,732
668,297	UPL Ltd.	3,698,147
154,206	WNS Holdings Ltd. - ADR*	7,532,963
		36,699,100
	INDONESIA — 1.7%
3,452,975	Bank Central Asia Tbk P.T.	5,981,209

WCM Focused Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2020

Number of Shares		Value
	COMMON STOCKS (Continued)
	MEXICO — 3.7%
800,169	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	$2,915,018
34,673	Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR	3,457,245
555,064	Regional S.A.B. de C.V.*	1,360,426
1,980,184	Wal-Mart de Mexico S.A.B. de C.V.	4,762,925
		12,495,614
	PERU — 1.0%
21,940	Credicorp Ltd.	3,269,499

	RUSSIA — 5.6%
3,300,850	Moscow Exchange MICEX-RTS PJSC	5,347,272
367,798	Yandex N.V. - Class A*	13,895,409
		19,242,681
	SOUTH AFRICA — 2.1%
70,268	Capitec Bank Holdings Ltd.	3,425,493
297,781	Clicks Group Ltd.	3,706,458
		7,131,951
	SOUTH KOREA — 2.9%
80,573	Douzone Bizon Co., Ltd.	5,839,288
61,800	Koh Young Technology, Inc.	4,120,702
		9,959,990
	SWITZERLAND — 1.8%
171,664	Wizz Air Holdings PLC*,1	6,203,773

	TAIWAN — 9.3%
299,000	Airtac International Group	5,729,819
490,761	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	26,074,132
		31,803,951
	THAILAND — 3.9%
1,986,900	Airports of Thailand PCL	3,789,689
6,345,600	Bangkok Dusit Medical Services PCL	4,036,472
2,591,300	CP ALL PCL	5,664,387
		13,490,548
	UNITED ARAB EMIRATES — 1.9%
1,268,284	Network International Holdings PLC*,1	6,614,564

	UNITED STATES — 2.3%
35,995	EPAM Systems, Inc.*	7,950,936

WCM Focused Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2020

Number of Shares		Value
	COMMON STOCKS (Continued)
	VIETNAM — 1.0%
811,948	Vietnam Dairy Products JSC	$3,433,958
	TOTAL COMMON STOCKS
	(Cost $313,102,375)	311,420,411
	PARTICIPATION CERTIFICATES — 2.1%
	CHINA — 2.1%
1,367,800	Shandong Pharmaceutical Glass Co., Ltd. (Citi Warrant Program Class A warrant 2/19/2021)[1]	7,235,077
	TOTAL PARTICIPATION CERTIFICATES
	(Cost $5,846,654)	7,235,077

Principal Amount
	SHORT-TERM INVESTMENTS — 7.3%
$24,846,318	UMB Money Market II Special, 0.01%[2]	24,846,318
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $24,846,318)	24,846,318

	TOTAL INVESTMENTS — 100.3%
	(Cost $343,795,347)	343,501,806
	Liabilities in Excess of Other Assets — (0.3)%	(1,050,997)
	TOTAL NET ASSETS — 100.0%	$342,450,809

ADR – American Depository Receipt

JSC – Joint Stock Company

PCL – Public Company Limited

PJSC – Public Joint Stock Company

PLC – Public Limited Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $36,417,223, which represents 10.63% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM Focused Emerging Markets Fund

SUMMARY OF INVESTMENTS

As of April 30, 2020

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer Discretionary	19.4%
Technology	18.0%
Financials	15.7%
Health Care	10.4%
Consumer Staples	10.1%
Communications	9.5%
Industrials	5.8%
Materials	2.0%
Total Common Stocks	90.9%
Participation Certificates
Materials	2.1%
Short-Term Investments	7.3%
Total Investments	100.3%
Liabilities in Excess of Other Assets	(0.3)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

WCM Focused Global Growth Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2020

Number of Shares		Value
	COMMON STOCKS — 94.9%
	ARGENTINA — 2.1%
9,258	MercadoLibre, Inc.*	$5,402,136

	AUSTRALIA — 1.8%
22,880	CSL Ltd.	4,560,509

	CANADA — 11.3%
70,786	Canadian National Railway Co.	5,866,036
28,275	Lululemon Athletica, Inc.*	6,318,897
26,211	Shopify, Inc.*	16,572,953
		28,757,886
	CHINA — 3.2%
153,300	Tencent Holdings Ltd.	8,058,896

	FRANCE — 2.2%
37,070	Pernod Ricard S.A.	5,660,640

	HONG KONG — 2.4%
661,600	AIA Group Ltd.	6,072,016

	INDIA — 2.2%
130,954	HDFC Bank Ltd. - ADR	5,676,856

	ITALY — 2.0%
32,565	Ferrari N.V.	5,089,947

	JAPAN — 2.2%
15,310	Keyence Corp.	5,465,856

	NETHERLANDS — 0.1%
311	Adyen N.V.*,[1]	307,149

	SWEDEN — 2.0%
143,039	Atlas Copco A.B. - A Shares	4,929,764

	SWITZERLAND — 3.7%
80,395	Alcon, Inc.*	4,242,787
48,091	Chubb Ltd.	5,194,309
		9,437,096

WCM Focused Global Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2020

Number of Shares		Value
	COMMON STOCKS (Continued)
	TAIWAN — 3.0%
143,403	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	$7,619,001

	UNITED STATES — 56.7%
58,059	Amphenol Corp. - Class A	5,124,287
25,080	ANSYS, Inc.*	6,566,696
135,211	Boston Scientific Corp.*	5,067,708
64,110	Church & Dwight Co., Inc.	4,487,059
15,569	Cooper Cos., Inc.	4,463,632
18,603	Costco Wholesale Corp.	5,636,709
48,094	Crown Castle International Corp. - REIT	7,667,627
38,423	Ecolab, Inc.	7,434,851
14,850	Fair Isaac Corp.*	5,241,159
70,533	First Republic Bank	7,355,887
134,315	Graco, Inc.	5,998,508
59,425	HEICO Corp. - Class A	4,298,210
18,600	IDEXX Laboratories, Inc.*	5,163,360
18,240	Illumina, Inc.*	5,819,107
50,025	Intercontinental Exchange, Inc.	4,474,736
6,573	Mettler-Toledo International, Inc.*	4,732,166
17,780	MSCI, Inc.	5,814,060
9,360	Sherwin-Williams Co.	5,020,423
58,905	Stryker Corp.	10,981,659
19,375	Thermo Fisher Scientific, Inc.	6,484,425
36,127	Verisk Analytics, Inc.	5,521,289
55,087	Visa, Inc. - Class A	9,845,149
57,050	West Pharmaceutical Services, Inc.	10,797,283
		143,995,990
	TOTAL COMMON STOCKS
	(Cost $213,272,743)	241,033,742

Principal Amount
	SHORT-TERM INVESTMENTS — 4.8%
$12,167,306	UMB Money Market II Special, 0.01%[2]	12,167,306
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $12,167,306)	12,167,306

	TOTAL INVESTMENTS — 99.7%
	(Cost $225,440,049)	253,201,048

	Other Assets in Excess of Liabilities — 0.3%	765,368
	TOTAL NET ASSETS — 100.0%	$253,966,416

WCM Focused Global Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2020

ADR – American Depository Receipt
REIT – Real Estate Investment Trust

*	Non-income producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $307,149, which represents 0.12% of total net assets of the Fund.
2	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM Focused Global Growth Fund

SUMMARY OF INVESTMENTS

As of April 30, 2020

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Health Care	24.5%
Financials	18.4%
Industrials	12.5%
Technology	12.1%
Communications	9.7%
Consumer Discretionary	6.6%
Consumer Staples	6.2%
Materials	4.9%
Total Common Stocks	94.9%
Short-Term Investments	4.8%
Total Investments	99.7%
Other Assets in Excess of Liabilities	0.3%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2020

Number of Shares		Value
	COMMON STOCKS — 92.6%
	ARGENTINA — 1.5%
11,340	Globant S.A.*	$1,311,698

	AUSTRALIA — 5.3%
84,292	Afterpay Ltd.*	1,676,167
70,990	Appen Ltd.	1,172,973
275,628	Nanosonics Ltd.*	1,228,292
358,302	Zip Co., Ltd.*	542,006
		4,619,438
	BRAZIL — 2.6%
53,997	Azul S.A. - ADR*	516,211
125,100	Grupo SBF S.A.*	726,965
100,219	Notre Dame Intermedica Participacoes S.A.	1,010,133
		2,253,309
	CANADA — 7.5%
73,793	CAE, Inc.	1,219,281
13,900	Cargojet, Inc.	1,403,780
30,100	Descartes Systems Group, Inc.*	1,265,195
15,933	FirstService Corp.	1,377,540
12,044	Kinaxis, Inc.*	1,210,630
		6,476,426
	CHINA — 2.4%
84,421	Hangzhou Tigermed Consulting Co., Ltd. - Class A	904,943
29,000	Silergy Corp.	1,152,122
		2,057,065
	DENMARK — 4.6%
5,555	ALK-Abello A/S*	1,413,070
26,280	Royal Unibrew A/S*	2,033,170
5,978	SimCorp A/S	552,177
		3,998,417
	FAROE ISLANDS — 1.2%
20,485	Bakkafrost P/F	1,010,696

	FRANCE — 1.4%
12,670	SOITEC*	1,165,062

	GERMANY — 2.6%
8,805	Eckert & Ziegler Strahlen- und Medizintechnik A.G.	1,267,198

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2020

Number of Shares		Value
	COMMON STOCKS (Continued)

	GERMANY (Continued)
40,550	Evotec S.E.*	$1,000,628
		2,267,826
	HONG KONG — 1.1%
531,000	Ausnutria Dairy Corp. Ltd.*	979,293

	INDIA — 4.3%
80,990	CreditAccess Grameen Ltd.*	521,699
453,475	Indian Energy Exchange Ltd.[1]	905,154
252,103	Syngene International Ltd.[1]	1,067,599
25,771	WNS Holdings Ltd. - ADR*	1,258,913
		3,753,365
	INDONESIA — 0.9%
5,267,000	Bank Tabungan Pensiunan Nasional Syariah Tbk P.T.	771,128

	IRELAND — 1.1%
47,976	Keywords Studios PLC	961,085

	ISRAEL — 1.2%
7,739	Wix.com Ltd.*	1,012,339

	ITALY — 2.9%
65,910	Amplifon S.p.A.	1,508,823
34,360	Interpump Group S.p.A.	1,002,604
		2,511,427
	JAPAN — 18.2%
37,000	Asahi Intecc Co., Ltd.	980,176
48,100	Freee KK*	1,700,065
12,960	GMO Payment Gateway, Inc.	1,155,375
28,900	Hennge KK*	744,414
48,900	Japan Elevator Service Holdings Co., Ltd.	1,243,652
85,200	Japan Material Co., Ltd.	1,233,377
34,600	Kobe Bussan Co., Ltd.	1,671,491
42,684	Lasertec Corp.	2,822,973
38,040	MonotaRO Co., Ltd.	1,222,279
48,700	Nihon M&A Center, Inc.	1,588,711
19,700	Raksul, Inc.*	448,759
59,900	Rakus Co., Ltd.	948,849
		15,760,121

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2020

Number of Shares		Value
	COMMON STOCKS (Continued)
	MEXICO — 1.0%
333,400	Regional S.A.B. de C.V.*	$817,142

	NETHERLANDS — 3.2%
13,698	IMCD N.V.	1,209,635
15,211	Just Eat Takeaway.com N.V.*,[1]	1,563,616
		2,773,251
	RUSSIA — 0.8%
42,473	HeadHunter Group PLC - ADR	700,804

	SOUTH KOREA — 1.3%
15,034	Douzone Bizon Co., Ltd.	1,089,544

	SWEDEN — 9.5%
133,544	Avanza Bank Holding A.B.	1,613,453
56,172	Beijer Ref A.B.	1,154,193
72,439	Biotage A.B.	895,467
28,467	Cellavision A.B.	820,317
32,709	Indutrade A.B.	1,051,561
74,036	Medicover A.B.*	748,926
15,825	Sectra A.B. - B Shares	672,688
67,235	Vitec Software Group A.B.	1,251,472
		8,208,077
	SWITZERLAND — 4.1%
3,775	Tecan Group A.G.	1,215,269
7,263	VAT Group A.G.[1]	1,198,634
32,211	Wizz Air Holdings PLC*,[1]	1,164,075
		3,577,978
	TAIWAN — 1.2%
55,200	Airtac International Group	1,057,813

	UNITED ARAB EMIRATES — 1.1%
179,469	Network International Holdings PLC*,[1]	935,996

	UNITED KINGDOM — 9.6%
50,025	Craneware PLC	1,209,673
28,025	Dechra Pharmaceuticals PLC	975,457
48,963	Fevertree Drinks PLC	1,068,633
215,920	IntegraFin Holdings PLC	1,346,536
92,165	Softcat PLC	1,308,650

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2020

Number of Shares		Value
	COMMON STOCKS (Continued)

	UNITED KINGDOM (Continued)
9,845	Spirax-Sarco Engineering PLC	$1,077,385
275,615	Trainline PLC*,[1]	1,317,224
		8,303,558
	UNITED STATES — 2.0%
19,791	Elastic N.V.*	1,269,395
45,455	Far Point Acquisition Corp. - Class A*	463,186
		1,732,581
	TOTAL COMMON STOCKS
	(Cost $74,346,768)	80,105,439

Principal Amount
	SHORT-TERM INVESTMENTS — 5.5%
$4,753,936	UMB Money Market II Special, 0.01%[2]	4,753,936
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $4,753,936)	4,753,936

	TOTAL INVESTMENTS — 98.1%
	(Cost $79,100,704)	84,859,375

	Other Assets in Excess of Liabilities — 1.9%	1,645,107
	TOTAL NET ASSETS — 100.0%	$86,504,482

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $8,152,298, which represents 9.42% of total net assets of the Fund.
2	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM International Small Cap Growth Fund

SUMMARY OF INVESTMENTS

As of April 30, 2020

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	27.3%
Health Care	18.2%
Financials	14.8%
Industrials	12.0%
Consumer Staples	9.6%
Consumer Discretionary	4.7%
Communications	3.5%
Materials	1.4%
Utilities	1.1%
Total Common Stocks	92.6%
Short-Term Investments	5.5%
Total Investments	98.1%
Other Assets in Excess of Liabilities	1.9%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

WCM Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2020

Number of Shares		Value
	COMMON STOCKS — 96.0%
	CONSUMER DISCRETIONARY — 16.3%
1,411	AMN Healthcare Services, Inc.*	$66,289
4,523	Boot Barn Holdings, Inc.*	83,495
5,188	Callaway Golf Co.	74,292
2,987	Eldorado Resorts, Inc.*	64,041
1,188	Etsy, Inc.*	77,066
1,229	Marriott Vacations Worldwide Corp.	102,007
467	MSA Safety, Inc.	52,551
1,539	Planet Fitness, Inc. - Class A*	92,848
6,433	Regis Corp.*	79,898
618	Wingstop, Inc.	72,473
2,234	WW International, Inc.*	56,989
		821,949
	CONSUMER STAPLES — 3.4%
545	Casey's General Stores, Inc.	82,518
3,025	Performance Food Group Co.*	88,784
		171,302
	FINANCIALS — 7.3%
2,319	Americold Realty Trust - REIT	70,938
3,323	Evo Payments, Inc. - Class A*	66,161
764	Primerica, Inc.	79,387
1,960	Rexford Industrial Realty, Inc. - REIT	79,811
523	WEX, Inc.*	69,204
		365,501
	HEALTH CARE — 32.5%
1,244	ACADIA Pharmaceuticals, Inc.*	60,098
1,387	Arrowhead Pharmaceuticals, Inc.*	47,754
1,754	AtriCure, Inc.*	75,632
453	Axsome Therapeutics, Inc.*	43,049
759	Biohaven Pharmaceutical Holding Co., Ltd.*	35,749
1,235	Bridgebio Pharma, Inc.*	37,705
619	Charles River Laboratories International, Inc.*	89,551
1,552	Coherus Biosciences, Inc.*	25,763
1,238	Exact Sciences Corp.*	97,777
1,449	Fate Therapeutics, Inc.*	39,674
2,483	Halozyme Therapeutics, Inc.*	56,252
1,820	Insmed, Inc.*	41,860
1,963	Iovance Biotherapeutics, Inc.*	63,110
2,995	Kura Oncology, Inc.*	43,577
633	LHC Group, Inc.*	82,284
423	Ligand Pharmaceuticals, Inc. - Class B*	41,695

WCM Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2020

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
2,370	Merit Medical Systems, Inc.*	$96,743
443	MyoKardia, Inc.*	27,829
1,469	Natera, Inc.*	54,412
1,551	NuVasive, Inc.*	94,425
387	Penumbra, Inc.*	68,623
305	Reata Pharmaceuticals, Inc. - Class A*	48,239
644	Repligen Corp.*	74,801
1,846	Shockwave Medical, Inc.*	74,061
1,427	Tandem Diabetes Care, Inc.*	113,846
325	Teladoc Health, Inc.*	53,492
787	Ultragenyx Pharmaceutical, Inc.*	47,558
		1,635,559
	INDUSTRIALS — 10.5%
1,346	Axon Enterprise, Inc.*	97,869
1,143	John Bean Technologies Corp.	87,714
1,086	Mercury Systems, Inc.*	96,828
1,148	Tetra Tech, Inc.	86,421
805	TopBuild Corp.*	75,018
1,351	Woodward, Inc.	81,816
		525,666
	MATERIALS — 6.7%
1,637	Ingevity Corp.*	84,993
555	Rogers Corp.*	61,627
1,076	Trex Co., Inc.*	102,457
2,086	UFP Industries, Inc.	85,776
		334,853
	TECHNOLOGY — 19.3%
2,627	ACI Worldwide, Inc.*	71,980
1,487	Blackline, Inc.*	90,320
3,468	LivePerson, Inc.*	83,024
1,042	MAXIMUS, Inc.	70,148
2,850	Medallia, Inc.*	61,218
1,120	Omnicell, Inc.*	81,648
6,039	Pluralsight, Inc. - Class A*	99,281
473	Proofpoint, Inc.*	57,578
835	Science Applications International Corp.	68,186
2,612	Semtech Corp.*	118,167
1,159	Tabula Rasa HealthCare, Inc.*	73,411

WCM Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2020

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
1,923	WNS Holdings Ltd. - ADR*	$93,939
		968,900
	TOTAL COMMON STOCKS
	(Cost $4,813,169)	4,823,730

Principal Amount
	SHORT-TERM INVESTMENTS — 5.9%
$292,668	UMB Money Market II Special, 0.01%[1]	292,668
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $292,668)	292,668

	TOTAL INVESTMENTS — 101.9%
	(Cost $5,105,837)	5,116,398

	Liabilities in Excess of Other Assets — (1.9)%	(92,990)
	TOTAL NET ASSETS — 100.0%	$5,023,408

ADR – American Depository Receipt
REIT – Real Estate Investment Trust

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM Small Cap Growth Fund

SUMMARY OF INVESTMENTS

As of April 30, 2020

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Health Care	32.5%
Technology	19.3%
Consumer Discretionary	16.3%
Industrials	10.5%
Financials	7.3%
Materials	6.7%
Consumer Staples	3.4%
Total Common Stocks	96.0%
Short-Term Investments	5.9%
Total Investments	101.9%
Liabilities in Excess of Other Assets	(1.9)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

WCM Focused Small Cap Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2020

Number of Shares		Value
	COMMON STOCKS — 90.8%
	COMMUNICATIONS — 1.9%
9,903	Hemisphere Media Group, Inc. - Class A*	$91,900

	CONSUMER DISCRETIONARY — 33.0%
1,396	American Woodmark Corp.*	71,768
2,621	America's Car-Mart, Inc.*	172,855
7,455	Beacon Roofing Supply, Inc.*	164,010
6,450	BrightView Holdings, Inc.*	82,689
1,713	Dorman Products, Inc.*	108,056
3,308	ePlus, Inc.*	234,041
9,441	Healthcare Services Group, Inc.	240,651
10,430	KAR Auction Services, Inc.	156,242
4,789	SP Plus Corp.*	101,000
1,394	UniFirst Corp.	234,401
		1,565,713
	ENERGY — 4.6%
3,732	EnerSys	217,911

	FINANCIALS — 18.3%
2,322	Cass Information Systems, Inc.	93,135
1,215	Enstar Group Ltd.*	175,713
9,153	Focus Financial Partners, Inc. - Class A*	218,391
2,118	Jones Lang LaSalle, Inc.	223,619
1,909	Virtus Investment Partners, Inc.	155,144
		866,002
	HEALTH CARE — 8.9%
2,098	Addus HomeCare Corp.*	169,980
1,293	Emergent BioSolutions, Inc.*	95,617
6,237	Natus Medical, Inc.*	155,863
		421,460
	INDUSTRIALS — 10.7%
652	Chase Corp.	61,458
2,968	Crane Co.	161,608
1,968	EMCOR Group, Inc.	125,027
878	Landstar System, Inc.	90,706
2,085	U.S. Ecology, Inc.	68,346
		507,145
	MATERIALS — 1.0%
996	Neenah, Inc.	48,664

WCM Focused Small Cap Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2020

Number of Shares		Value
	COMMON STOCKS (Continued)

	TECHNOLOGY — 12.4%
1,642	Cabot Microelectronics Corp.	$201,211
1,633	FLIR Systems, Inc.	70,872
2,564	Manhattan Associates, Inc.*	181,890
15,277	Verra Mobility Corp.*	136,882
		590,855
	TOTAL COMMON STOCKS
	(Cost $5,103,655)	4,309,650

Principal Amount
	SHORT-TERM INVESTMENTS — 10.1%
$477,437	UMB Money Market II Special, 0.01%[1]	477,437
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $477,437)	477,437

	TOTAL INVESTMENTS — 100.9%
	(Cost $5,581,092)	4,787,087

	Liabilities in Excess of Other Assets — (0.9)%	(43,749)
	TOTAL NET ASSETS — 100.0%	$4,743,338

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM Focused Small Cap Fund

SUMMARY OF INVESTMENTS

As of April 30, 2020

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer Discretionary	33.0%
Financials	18.3%
Technology	12.4%
Industrials	10.7%
Health Care	8.9%
Energy	4.6%
Communications	1.9%
Materials	1.0%
Total Common Stocks	90.8%
Short-Term Investments	10.1%
Total Investments	100.9%
Liabilities in Excess of Other Assets	(0.9)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

WCM China Quality Growth Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2020

Number of Shares		Value
	COMMON STOCKS — 92.6%
	CHINA — 77.1%
415	51job, Inc. - ADR*	$24,875
1,527	Alibaba Group Holding Ltd. - ADR*	309,477
11,200	Angel Yeast Co., Ltd. - Class A	58,480
3,900	ANTA Sports Products Ltd.	33,213
2,400	Asymchem Laboratories Tianjin Co., Ltd. - Class A	63,214
2,400	Autobio Diagnostics Co., Ltd. - Class A	45,381
4,500	AVIC Jonhon Optronic Technology Co., Ltd. - Class A	22,649
15,200	By-health Co., Ltd. - Class A	39,884
16,400	Centre Testing International Group Co., Ltd. - Class A	39,217
1,800	Changzhou Xingyu Automotive Lighting Systems Co., Ltd. - Class A	25,060
3,300	China International Travel Service Corp. Ltd. - Class A	42,302
1,800	Hangzhou Tigermed Consulting Co., Ltd. - Class A	19,295
5,500	Hongfa Technology Co., Ltd. - Class A	25,157
2,000	Hundsun Technologies, Inc. - Class A	28,718
12,400	Inner Mongolia Yili Industrial Group Co., Ltd. - Class A	50,843
2,700	Jafron Biomedical Co., Ltd. - Class A	42,175
6,100	Jinyu Bio-Technology Co., Ltd. - Class A	20,352
300	Kweichow Moutai Co., Ltd. - Class A	53,443
10,200	Ping An Insurance Group Co. of China Ltd. - Class H	103,798
900	Sangfor Technologies, Inc. - Class A	24,269
3,300	Shanghai International Airport Co., Ltd. - Class A	32,729
6,930	Shenzhou International Group Holdings Ltd.	79,983
1,100	Silergy Corp.	43,701
4,850	Tencent Holdings Ltd.	254,962
5,100	Toly Bread Co., Ltd. - Class A	35,150
36,400	TravelSky Technology Ltd. - Class H	64,280
12,100	Wise Talent Information Technology Co., Ltd.*	26,065
2,100	Wuliangye Yibin Co., Ltd. - Class A	39,953
7,000	WuXi AppTec Co., Ltd. - Class H1	98,691
7,600	Xiamen Meiya Pico Information Co., Ltd. - Class A	22,899
12,700	Zhejiang Sanhua Intelligent Controls Co., Ltd. - Class A	38,926
5,700	Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. - Class A	41,394
		1,850,535
	HONG KONG — 14.3%
15,850	AIA Group Ltd.	145,468
24,500	China Mengniu Dairy Co., Ltd.*	86,757
60,500	China Traditional Chinese Medicine Holdings Co., Ltd.	26,554
11,200	Techtronic Industries Co., Ltd.	84,924
		343,703

WCM China Quality Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2020

Number of Shares		Value
	COMMON STOCKS (Continued)
	TAIWAN — 1.2%
1,500	Airtac International Group	$28,745
	TOTAL COMMON STOCKS
	(Cost $2,072,138)	2,222,983
	PARTICIPATION CERTIFICATES — 3.9%
	CHINA — 3.9%
13,100	Shandong Pharmaceutical Glass Co., Ltd. (Citi Warrant Program Class A warrant 2/19/2021)[1]	69,294
2,200	Shanghai Weaver Network Co., Ltd. (Citi Warrant Program Class A warrant 2/19/2021)[1]	25,339
		94,633
	TOTAL PARTICIPATION CERTIFICATES
	(Cost $91,050)	94,633

Principal Amount
	SHORT-TERM INVESTMENTS — 3.5%
$84,148	UMB Money Market II Special, 0.01%[2]	84,148

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $84,148)	84,148

	TOTAL INVESTMENTS — 100.0%
	(Cost $2,247,336)	2,401,764

	Other Assets in Excess of Liabilities — 0.0%	53
	TOTAL NET ASSETS — 100.0%	$2,401,817

ADR – American Depository Receipt

*	Non-income producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $193,324, which represents 8.05% of total net assets of the Fund.
2	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM China Quality Growth Fund

SUMMARY OF INVESTMENTS

As of April 30, 2020

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer Discretionary	25.6%
Health Care	16.5%
Consumer Staples	13.5%
Communications	12.7%
Financials	10.4%
Technology	7.7%
Industrials	6.2%
Total Common Stocks	92.6%
Participation Certificates
Materials	2.9%
Technology	1.0%
Total Participation Certificates	3.9%
Short-Term Investments	3.5%
Total Investments	100.0%
Other Assets in Excess of Liabilities	0.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

WCM Focused ESG Emerging Markets Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2020

Number of Shares		Value
	COMMON STOCKS — 89.0%
	ARGENTINA — 2.8%
28	MercadoLibre, Inc.*	$16,338

	CHINA — 17.1%
163	Alibaba Group Holding Ltd. - ADR*	33,035
600	Foshan Haitian Flavouring & Food Co., Ltd. - Class A	10,358
9,000	Shenzhen Airport Co., Ltd. - Class A	10,427
725	Tencent Holdings Ltd.	38,113
154	Yum China Holdings, Inc.	7,463
		99,396
	GERMANY — 5.8%
61	adidas A.G.	13,965
234	Delivery Hero S.E.*,1	19,848
		33,813
	HONG KONG — 5.9%
3,770	AIA Group Ltd.	34,600

	INDIA — 4.6%
345	HDFC Bank Ltd. - ADR	14,956
1,210	ICICI Bank Ltd. - ADR	11,809
		26,765
	INDONESIA — 3.8%
5,386	Bank Central Asia Tbk P.T.	9,329
55,332	Telekomunikasi Indonesia Persero Tbk P.T.	12,724
		22,053
	IRELAND — 2.6%
82	Accenture PLC - Class A	15,186

	JAPAN — 2.7%
420	Unicharm Corp.	15,479

	MEXICO — 5.1%
2,591	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B	16,191
5,439	Megacable Holdings S.A.B. de C.V.	13,556
		29,747
	PERU — 3.5%
135	Credicorp Ltd.	20,118

WCM Focused ESG Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2020

Number of Shares		Value
	COMMON STOCKS (Continued)

	SINGAPORE — 1.8%
724	United Overseas Bank Ltd.	$10,345

	SOUTH AFRICA — 2.5%
4,507	Sanlam Ltd.	14,409

	SWEDEN — 4.4%
250	Atlas Copco A.B. - A Shares	8,616
673	Lundin Energy A.B.	17,316
		25,932
	SWITZERLAND — 3.5%
570	Wizz Air Holdings PLC*,1	20,599

	TAIWAN — 6.5%
708	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	37,616

	UNITED KINGDOM — 10.8%
215	AstraZeneca PLC	22,486
1,191	Mondi PLC *	21,031
379	Unilever PLC - ADR	19,659
		63,176
	UNITED STATES — 5.6%
59	American Tower Corp. - REIT	14,042
34	Mastercard, Inc. - Class A	9,349
51	Visa, Inc. - Class A	9,115
		32,506
	TOTAL COMMON STOCKS
	(Cost $473,996)	518,078
	EXCHANGE-TRADED FUNDS — 7.1%
	UNITED STATES — 7.1%
589	iShares MSCI India - ETF	15,932
2,051	VanEck Vectors Vietnam - ETF	25,535
		41,467
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $35,218)	41,467

WCM Focused ESG Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2020

Principal
Amount		Value
	SHORT-TERM INVESTMENTS — 3.3%
$18,989	UMB Money Market II Special, 0.01%[2]	$18,989
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $18,989)	18,989

	TOTAL INVESTMENTS — 99.4%
	(Cost $528,203)	578,534
	Other Assets in Excess of Liabilities — 0.6%	3,411
	TOTAL NET ASSETS — 100.0%	$581,945

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $40,447, which represents 6.95% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM Focused ESG Emerging Markets Fund
SUMMARY OF INVESTMENTS
As of April 30, 2020

Percent of Total
Security Type/Sector	Net Assets
Common Stocks
Financials	25.4%
Consumer Discretionary	15.7%
Communications	14.5%
Technology	9.1%
Consumer Staples	7.8%
Industrials	6.0%
Health Care	3.9%
Materials	3.6%
Energy	3.0%
Total Common Stocks	89.0%
Exchange-Traded Funds	7.1%
Short-Term Investments	3.3%
Total Investments	99.4%
Other Assets in Excess of Liabilities	0.6%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

WCM Focused ESG International Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2020

Number
of Shares		Value
	COMMON STOCKS — 86.0%
	ARGENTINA — 0.9%
9	MercadoLibre, Inc.*	$5,252

	CANADA — 2.5%
158	Intact Financial Corp.	15,036

	CHINA — 7.0%
78	Alibaba Group Holding Ltd. - ADR*	15,808
400	Foshan Haitian Flavouring & Food Co., Ltd. - Class A	6,906
380	Tencent Holdings Ltd.	19,976
		42,690
	DENMARK — 1.0%
123	Novozymes A/S	6,034

	GERMANY — 4.2%
62	adidas A.G.	14,194
132	Delivery Hero S.E.*,1	11,196
		25,390
	HONG KONG — 4.5%
2,950	AIA Group Ltd.	27,075

	INDIA — 3.2%
278	HDFC Bank Ltd. - ADR	12,051
751	ICICI Bank Ltd. - ADR	7,330
		19,381
	IRELAND — 3.8%
126	Accenture PLC - Class A	23,334

	JAPAN — 6.6%
60	Cosmos Pharmaceutical Corp.	16,061
495	Subaru Corp.	9,907
390	Unicharm Corp.	14,373
		40,341
	MEXICO — 2.0%
1,915	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B	11,966

	NETHERLANDS — 1.3%
27	ASML Holding N.V.	7,788

WCM Focused ESG International Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2020

Number of Shares		Value
	COMMON STOCKS (Continued)

	PERU — 2.4%
97	Credicorp Ltd.	$14,455

	SINGAPORE — 2.7%
1,164	United Overseas Bank Ltd.	16,632

	SWEDEN — 4.7%
215	Atlas Copco A.B. - A Shares	7,410
815	Lundin Energy A.B.	20,969
		28,379
	SWITZERLAND — 4.3%
294	Alcon, Inc.*	15,526
289	Wizz Air Holdings PLC*,1	10,444
		25,970
	TAIWAN — 4.1%
471	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	25,024

	UNITED KINGDOM — 19.5%
136	Aon PLC	23,483
534	AstraZeneca PLC - ADR	27,918
1,210	Compass Group PLC	20,360
1,121	Mondi PLC *	19,795
1,079	Rolls-Royce Holdings PLC	4,466
434	Unilever PLC - ADR	22,512
		118,534
	UNITED STATES — 11.3%
56	American Tower Corp. - REIT	13,328
15	Equinix, Inc. - REIT	10,128
54	Mastercard, Inc. - Class A	14,848
47	Thermo Fisher Scientific, Inc.	15,730
83	Visa, Inc. - Class A	14,834
		68,868
	TOTAL COMMON STOCKS
	(Cost $477,537)	522,149
	EXCHANGE-TRADED FUNDS — 4.3%
	UNITED STATES — 4.3%
428	iShares MSCI India - ETF	11,577

WCM Focused ESG International Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2020

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	UNITED STATES (Continued)
1,152	VanEck Vectors Vietnam - ETF	$14,343
		25,920
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $21,923)	25,920

Principal
Amount
	SHORT-TERM INVESTMENTS — 9.2%
$56,130	UMB Money Market II Special, 0.01%[2]	56,130
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $56,130)	56,130

	TOTAL INVESTMENTS — 99.5%
	(Cost $555,590)	604,199
	Other Assets in Excess of Liabilities — 0.5%	2,985
	TOTAL NET ASSETS — 100.0%	$607,184

ADR – American Depository Receipt

ETF – Exchange-Traded Fund

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $21,640, which represents 3.56% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM Focused ESG International Fund
SUMMARY OF INVESTMENTS
As of April 30, 2020

Percent of Total
Security Type/Sector	Net Assets
Common Stocks
Financials	27.9%
Consumer Discretionary	12.5%
Consumer Staples	9.9%
Health Care	9.7%
Technology	9.2%
Communications	5.1%
Materials	4.3%
Industrials	3.9%
Energy	3.5%
Total Common Stocks	86.0%
Exchange-Traded Funds	4.3%
Short-Term Investments	9.2%
Total Investments	99.5%
Other Assets in Excess of Liabilities	0.5%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
As of April 30, 2020

	WCM Focused International Growth Fund	WCM Focused Emerging Markets Fund	WCM Focused Global Growth Fund
Assets:
Investments, at cost	$10,458,618,468	$343,795,347	$225,440,049
Foreign currency, at cost	—	59,702	—
Investments, at value	$12,313,871,918	$343,501,806	$253,201,048
Foreign currency, at value	-	59,852	-
Receivables:
Investment securities sold	-	81,286	-
Fund shares sold	36,973,808	1,630,688	992,622
Dividends and interest	32,133,618	341,809	152,564
Due from Advisor	-	-	-
Offering costs	-	-	-
Prepaid expenses	224,478	28,850	31,992
Total assets	12,383,203,822	345,644,291	254,378,226

Liabilities:
Payables:
Investment securities purchased	-	2,143,260	-
Fund shares redeemed	9,742,200	708,404	133,569
Advisory fees	8,123,617	225,572	130,623
Shareholder servicing fees (Note 7)	1,737,702	15,947	36,181
Distribution fees (Note 8)	51,143	4,584	1,683
Fund administration fees	1,025,562	26,772	30,972
Fund accounting fees	394,132	20,670	19,470
Transfer agent fees and expenses	320,732	13,904	14,962
Custody fees	544,716	894	11,126
Shareholder reporting fees	152,588	1,132	2,318
Trustees' deferred compensation (Note 3)	18,758	3,406	3,435
Auditing fees	18,700	18,700	18,400
Legal fees	1,833	2,051	1,787
Trustees' fees and expenses	1,478	543	626
Chief Compliance Officer fees	1,331	180	289
Offering costs - Advisor	-	-	-
Offering costs - Related Parties	-	-	-
Accrued other expenses	516,533	7,463	6,369
Total liabilities	22,651,025	3,193,482	411,810

Net Assets	$12,360,552,797	$342,450,809	$253,966,416
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	10,591,043,343	345,580,579	224,496,198
Total distributable earnings (accumulated deficit)	1,769,509,454	(3,129,770)	29,470,218
Net Assets	$12,360,552,797	$342,450,809	$253,966,416

Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$271,692,695	$26,582,635	$8,864,952
Shares of beneficial interest issued and outstanding	15,891,307	2,091,909	509,668
Net asset value, offering and redemption price per share	$17.10	$12.71	$17.39

Institutional Class:
Net assets applicable to shares outstanding	$12,088,860,102	$315,868,174	$245,101,464
Shares of beneficial interest issued and outstanding	704,032,644	24,711,753	13,902,340
Net asset value, offering and redemption price per share	$17.17	$12.78	$17.63

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued
As of April 30, 2020

	WCM International Small Cap Growth Fund	WCM Small Cap Growth Fund	WCM Focused Small Cap Fund
Assets:
Investments, at cost	$79,100,704	$5,105,837	$5,581,092
Foreign currency, at cost	189,675	—	—
Investments, at value	$84,859,375	$5,116,398	$4,787,087
Foreign currency, at value	193,079	-	-
Receivables:
Investment securities sold	1,507,763	8,255	-
Fund shares sold	1,218,015	15,000	3,385
Dividends and interest	54,241	174	1,283
Due from Advisor	-	16,901	17,488
Offering costs	-	4,838	4,839
Prepaid expenses	11,900	24,163	23,386
Total assets	87,844,373	5,185,729	4,837,468

Liabilities:
Payables:
Investment securities purchased	1,184,213	75,597	-
Fund shares redeemed	42,763	-	-
Advisory fees	37,316	-	-
Shareholder servicing fees (Note 7)	3,127	1,301	1,091
Distribution fees (Note 8)	-	6	7
Fund administration fees	9,250	8,655	10,408
Fund accounting fees	17,530	9,931	13,502
Transfer agent fees and expenses	7,076	3,160	3,667
Custody fees	8,703	720	1,302
Shareholder reporting fees	624	322	905
Trustees' deferred compensation (Note 3)	3,316	571	571
Auditing fees	18,397	15,100	15,100
Legal fees	2,389	556	674
Trustees' fees and expenses	473	441	441
Chief Compliance Officer fees	1,477	2,451	2,451
Offering costs - Advisor	-	41,013	41,014
Offering costs - Related Parties	-	2,177	2,177
Accrued other expenses	3,237	320	820
Total liabilities	1,339,891	162,321	94,130

Net Assets	$86,504,482	$5,023,408	$4,743,338
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	79,933,486	5,321,231	5,622,721
Total distributable earnings (accumulated deficit)	6,570,996	(297,823)	(879,383)
Net Assets	$86,504,482	$5,023,408	$4,743,338

Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$-	$30,904	$27,094
Shares of beneficial interest issued and outstanding	-	3,334	3,512
Net asset value, offering and redemption price per share	$-	$9.27	$7.71

Institutional Class:
Net assets applicable to shares outstanding	$86,504,482	$4,992,504	$4,716,244
Shares of beneficial interest issued and outstanding	5,149,778	538,051	610,500
Net asset value, offering and redemption price per share	$16.80	$9.28	$7.73

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued
As of April 30, 2020

	WCM China Quality Growth Fund	WCM Focused ESG Emerging Markets Fund	WCM Focused ESG International Fund
Assets:
Investments, at cost	$2,247,336	$528,203	$555,590
Foreign currency, at cost	—	—	—
Investments, at value	$2,401,764	$578,534	$604,199
Foreign currency, at value	-	-	-
Receivables:
Investment securities sold	-	-	-
Fund shares sold	-	-	-
Dividends and interest	3	1,515	1,104
Due from Advisor	30,093	31,725	31,711
Offering costs	9,733	9,733	9,733
Prepaid expenses	37,840	37,840	37,840
Total assets	2,479,433	659,347	684,587

Liabilities:
Payables:
Investment securities purchased	-	-	-
Fund shares redeemed	-	-	-
Advisory fees	-	-	-
Shareholder servicing fees (Note 7)	281	67	68
Distribution fees (Note 8)	2	2	2
Fund administration fees	2,688	2,688	2,688
Fund accounting fees	3,076	3,076	3,076
Transfer agent fees and expenses	2,605	2,605	2,605
Custody fees	510	510	510
Shareholder reporting fees	438	439	439
Trustees' deferred compensation (Note 3)	-	-	-
Auditing fees	15,100	15,100	15,100
Legal fees	822	822	822
Trustees' fees and expenses	740	740	740
Chief Compliance Officer fees	452	452	452
Offering costs - Advisor	40,076	40,076	40,076
Offering costs - Related Parties	10,605	10,605	10,605
Accrued other expenses	221	220	220
Total liabilities	77,616	77,402	77,403

Net Assets	$2,401,817	$581,945	$607,184
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	2,247,389	529,729	557,722
Total distributable earnings (accumulated deficit)	154,428	52,216	49,462
Net Assets	$2,401,817	$581,945	$607,184

Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$10,649	$10,991	$10,916
Shares of beneficial interest issued and outstanding	1,000	1,000	1,000
Net asset value, offering and redemption price per share	$10.65	$10.99	$10.92

Institutional Class:
Net assets applicable to shares outstanding	$2,391,168	$570,954	$596,268
Shares of beneficial interest issued and outstanding	224,484	51,931	54,607
Net asset value, offering and redemption price per share	$10.65	$10.99	$10.92

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS

For the Year/Period Ended April 30, 2020

	WCM Focused International Growth Fund	WCM Focused Emerging Markets Fund	WCM Focused Global Growth Fund
Investment Income:
Dividends (net of foreign withholding taxes of $13,268,009, $141,016 and $85,426, respectively)	$118,207,746	$1,160,157	$1,287,997
Interest	8,117,746	85,814	105,339
Total investment income	126,325,492	1,245,971	1,393,336

Expenses:
Advisory fees	85,552,011	1,129,806	1,205,760
Shareholder servicing fees (Note 7)	8,836,771	62,053	162,229
Distribution fees (Note 8)	517,228	27,454	14,892
Fund administration fees	5,164,693	122,720	159,673
Fund accounting fees	1,091,389	69,976	73,034
Transfer agent fees and expenses	877,088	43,447	41,384
Custody fees	1,948,314	117,137	37,798
Miscellaneous	634,271	12,051	15,075
Shareholder reporting fees	357,517	7,035	18,350
Registration fees	291,026	32,448	48,975
Legal fees	61,700	6,321	5,816
Trustees’ fees and expenses	39,600	8,633	8,803
Insurance fees	22,404	1,789	1,571
Auditing fees	18,700	18,700	18,400
Chief Compliance Officer fees	6,761	5,796	5,796
Offering costs	-	-	-

Total expenses	105,419,473	1,665,366	1,817,556
Advisory fees waived	-	(225,653)	(313,198)
Other expenses absorbed	-	-	-
Net expenses	105,419,473	1,439,713	1,504,358
Net investment income (loss)	20,906,019	(193,742)	(111,022)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments[1]	79,901,482	(1,882,348)	3,626,096
Foreign currency transactions	(374,212)	24,641	86,615
Net realized gain (loss)	79,527,270	(1,857,707)	3,712,711
Net change in unrealized appreciation/depreciation on:
Investments	224,983,355	(10,981,619)	13,926,227
Foreign currency translations	220,277	(466)	1,350
Net change in unrealized appreciation/depreciation	225,203,632	(10,982,085)	13,927,577
Net realized and unrealized gain (loss)	304,730,902	(12,839,792)	17,640,288

Net Increase (Decrease) in Net Assets from Operations	$325,636,921	$(13,033,534)	$17,529,266

[1]	Focused Emerging Markets Fund net of non-U.S. taxes $8,099.

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS - Continued

For the Year/Period Ended April 30, 2020

	WCM International Small Cap Growth Fund	WCM Small Cap Growth Fund	WCM Focused Small Cap Fund
Investment Income:
Dividends (net of foreign withholding taxes of $17,497, $0 and $0, respectively)	$188,544	$4,869	$7,475
Interest	31,285	1,008	1,173
Total investment income	219,829	5,877	8,648

Expenses:
Advisory fees	358,669	14,260	8,816
Shareholder servicing fees (Note 7)	11,840	2,119	1,304
Distribution fees (Note 8)	-	28	38
Fund administration fees	57,156	24,261	27,521
Fund accounting fees	55,542	17,862	20,863
Transfer agent fees and expenses	20,567	4,848	5,348
Custody fees	68,057	10,100	4,100
Miscellaneous	6,263	3,062	3,562
Shareholder reporting fees	3,661	4,068	3,668
Registration fees	18,855	21,564	21,564
Legal fees	5,621	10,000	9,304
Trustees’ fees and expenses	8,488	5,000	5,000
Insurance fees	1,368	600	695
Auditing fees	18,397	15,100	15,100
Chief Compliance Officer fees	6,188	2,751	2,751
Offering costs	-	4,839	4,839

Total expenses	640,672	140,462	134,473
Advisory fees waived	(192,336)	(14,260)	(8,816)
Other expenses absorbed	-	(108,349)	(114,599)
Net expenses	448,336	17,853	11,058
Net investment income (loss)	(228,507)	(11,976)	(2,410)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,060,274	(298,211)	(83,496)
Foreign currency transactions	(1,601)	-	-
Net realized gain (loss)	1,058,673	(298,211)	(83,496)
Net change in unrealized appreciation/depreciation on:
Investments	4,780,662	10,561	(794,005)
Foreign currency translations	(1,087)	-	-
Net change in unrealized appreciation/depreciation	4,779,575	10,561	(794,005)
Net realized and unrealized gain (loss)	5,838,248	(287,650)	(877,501)

Net Increase (Decrease) in Net Assets from Operations	$5,609,741	$(299,626)	$(879,911)

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS - Continued

For the Year/Period Ended April 30, 2020

	WCM China Quality Growth Fund	WCM Focused ESG Emerging Markets Fund	WCM Focused ESG International Fund
Investment Income:
Dividends (net of foreign withholding taxes of $78, $160 and $17, respectively)	$699	$2,220	$1,153
Interest	3	-	-
Total investment income	702	2,220	1,153

Expenses:
Advisory fees	1,938	462	402
Shareholder servicing fees (Note 7)	281	67	68
Distribution fees (Note 8)	2	2	2
Fund administration fees	2,688	2,688	2,688
Fund accounting fees	3,076	3,076	3,076
Transfer agent fees and expenses	2,605	2,605	2,605
Custody fees	510	510	510
Miscellaneous	1,539	1,539	1,539
Shareholder reporting fees	438	438	439
Registration fees	3,294	3,294	3,294
Legal fees	822	822	822
Trustees’ fees and expenses	740	740	740
Insurance fees	99	99	99
Auditing fees	15,100	15,100	15,100
Chief Compliance Officer fees	452	452	452
Offering costs	872	872	872

Total expenses	34,456	32,766	32,708
Advisory fees waived	(1,938)	(462)	(402)
Other expenses absorbed	(30,093)	(31,725)	(31,712)
Net expenses	2,425	579	594
Net investment income (loss)	(1,723)	1,641	559

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	-	(246)	17
Foreign currency transactions	(888)	202	(12)
Net realized gain (loss)	(888)	(44)	5
Net change in unrealized appreciation/depreciation on:
Investments	154,428	50,331	48,609
Foreign currency translations	-	17	11
Net change in unrealized appreciation/depreciation	154,428	50,348	48,620
Net realized and unrealized gain (loss)	153,540	50,304	48,625

Net Increase (Decrease) in Net Assets from Operations	$151,817	$51,945	$49,184

See accompanying Notes to Financial Statements.

WCM Focused International Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$20,906,019	$24,246,268
Net realized gain (loss) on investments and foreign currency transactions	79,527,270	(80,220,113)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	225,203,632	611,064,083
Net increase in net assets resulting from operations	325,636,921	555,090,238

Distributions to Shareholders:
Investor Class	(168,720)	(5,995,137)
Institutional Class	(23,781,630)	(237,902,363)
Total distributions to shareholders	(23,950,350)	(243,897,500)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	178,405,684	81,106,380
Institutional Class	6,441,297,811	3,001,140,133
Reinvestment of distributions:
Investor Class	168,028	5,972,562
Institutional Class	19,641,874	203,025,880
Cost of shares redeemed:
Investor Class[1]	(113,677,171)	(57,439,329)
Institutional Class[2]	(2,087,878,415)	(1,662,910,274)
Net increase in net assets from capital transactions	4,437,957,811	1,570,895,352

Total increase in net assets	4,739,644,382	1,882,088,090

Net Assets:
Beginning of period	7,620,908,415	5,738,820,325
End of period	$12,360,552,797	$7,620,908,415
Capital Share Transactions:
Shares sold:
Investor Class	10,315,753	5,227,282
Institutional Class	376,920,028	193,395,688
Shares reinvested:
Investor Class	9,217	416,787
Institutional Class	1,073,913	14,128,454
Shares redeemed:
Investor Class	(6,550,354)	(3,735,956)
Institutional Class	(121,642,457)	(109,787,274)
Net increase in capital share transactions	260,126,100	99,644,981

[1]	Net of redemption fees of $3 and $4,078, respectively.

[2]	Net of redemption fees of $4,650 and $70,894, respectively.

See accompanying Notes to Financial Statements.

WCM Focused Emerging Markets Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(193,742)	$501,128
Net realized loss on investments and foreign currency transactions	(1,857,707)	(434,592)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(10,982,085)	4,243,822
Net increase from payment by affiliates	-	327
Net increase (decrease) in net assets resulting from operations	(13,033,534)	4,310,685

Distributions to Shareholders:
Investor Class	(37,834)	(63,273)
Institutional Class	(294,135)	(312,406)
Total distributions to shareholders	(331,969)	(375,679)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	24,692,635	2,583,652
Institutional Class	323,563,424	35,046,463
Reinvestment of distributions:
Investor Class	37,833	63,084
Institutional Class	187,710	163,133
Cost of shares redeemed:
Investor Class[1]	(3,406,550)	(5,295,385)
Institutional Class	(46,649,231)	(10,306,471)
Net increase in net assets from capital transactions	298,425,821	22,254,476

Total increase in net assets	285,060,318	26,189,482

Net Assets:
Beginning of period	57,390,491	31,201,009
End of period	$342,450,809	$57,390,491
Capital Share Transactions:
Shares sold:
Investor Class	1,846,236	223,214
Institutional Class	24,637,488	3,073,272
Shares reinvested:
Investor Class	2,720	5,820
Institutional Class	13,427	14,994
Shares redeemed:
Investor Class	(263,693)	(442,552)
Institutional Class	(3,864,272)	(947,058)
Net increase in capital share transactions	22,371,906	1,927,690

[1]	Net of redemption fees of $0 and $463, respectively.

See accompanying Notes to Financial Statements.

WCM Focused Global Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(111,022)	$(160,150)
Net realized gain on investments and foreign currency transactions	3,712,711	2,484,149
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	13,927,577	10,551,278
Net increase in net assets resulting from operations	17,529,266	12,875,277

Distributions to Shareholders:
Investor Class	(124,068)	(105,216)
Institutional Class	(2,410,321)	(1,908,045)
Total distributions to shareholders	(2,534,389)	(2,013,261)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	6,131,918	1,374,706
Institutional Class	191,662,248	76,466,141
Reinvestment of distributions:
Investor Class	124,068	105,216
Institutional Class	2,348,133	1,907,702
Cost of shares redeemed:
Investor Class[1]	(2,134,564)	(944,914)
Institutional Class[2]	(57,675,535)	(26,920,043)
Net increase in net assets from capital transactions	140,456,268	51,988,808

Total increase in net assets	155,451,145	62,850,824

Net Assets:
Beginning of period	98,515,271	35,664,447
End of period	$253,966,416	$98,515,271
Capital Share Transactions:
Shares sold:
Investor Class	355,498	89,585
Institutional Class	11,513,441	5,049,958
Shares reinvested:
Investor Class	7,053	7,197
Institutional Class	131,770	129,161
Shares redeemed:
Investor Class	(125,064)	(61,289)
Institutional Class	(3,314,054)	(1,741,456)
Net increase in capital share transactions	8,568,644	3,473,156

[1]	Net of redemption fees of $0 and $206, respectively.

[2]	Net of redemption fees of $0 and $44,464, respectively.

See accompanying Notes to Financial Statements.

WCM International Small Cap Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(228,507)	$(48,214)
Net realized gain on investments and foreign currency transactions	1,058,673	88,907
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	4,779,575	470,482
Net increase in net assets resulting from operations	5,609,741	511,175

Distributions to Shareholders:
Distributions	-	(411,968)
Total distributions to shareholders	-	(411,968)

Capital Transactions:
Net proceeds from shares sold:
Institutional class	94,116,378	10,923,395
Reinvestment of distributions:
Institutional class	-	411,968
Cost of shares redeemed:
Institutional class[1]	(25,143,480)	(2,217,247)
Net increase in net assets from capital transactions	68,972,898	9,118,116

Total increase in net assets	74,582,639	9,217,323

Net Assets:
Beginning of period	11,921,843	2,704,520
End of period	$86,504,482	$11,921,843
Capital Share Transactions:
Shares sold:
Institutional class	5,855,582	710,714
Shares reinvested:
Institutional class	—	31,352
Shares redeemed:
Institutional class	(1,471,335)	(159,379)
Net increase in capital share transactions	4,384,247	582,687

[1]	Net of redemption fees of $0 and $52, respectively.

See accompanying Notes to Financial Statements.

WCM Small Cap Growth Fund

STATEMENT OF CHANGES IN NET ASSETS

For the Period October 30, 2019* through April 30, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(11,976)
Net realized loss on investments	(298,211)
Net change in unrealized appreciation/depreciation on investments	10,561
Net decrease in net assets resulting from operations	(299,626)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	35,000
Institutional Class	5,337,749
Cost of shares redeemed:
Institutional Class	(49,715)
Net increase in net assets from capital transactions	5,323,034

Total increase in net assets	5,023,408

Net Assets:
Beginning of period	-
End of period	$5,023,408
Capital Share Transactions:
Shares sold:
Investor Class	3,334
Institutional Class	543,229
Shares redeemed:
Institutional Class	(5,178)
Net increase in capital share transactions	541,385

*	Commencement of operations.

See accompanying Notes to Financial Statements.

WCM Focused Small Cap Fund

STATEMENT OF CHANGES IN NET ASSETS

For the Period October 30, 2019* through April 30, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(2,410)
Net realized loss on investments	(83,496)
Net change in unrealized appreciation/depreciation on investments	(794,005)
Net decrease in net assets resulting from operations	(879,911)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	88,750
Institutional Class	5,569,513
Cost of shares redeemed:
Investor Class	(35,014)
Net increase in net assets from capital transactions	5,623,249

Total increase in net assets	4,743,338

Net Assets:
Beginning of period	-
End of period	$4,743,338
Capital Share Transactions:
Shares sold:
Investor Class	8,594
Institutional Class	610,500
Shares redeemed:
Investor Class	(5,082)
Net increase in capital share transactions	614,012

*	Commencement of operations.

See accompanying Notes to Financial Statements.

WCM China Quality Growth Fund

STATEMENT OF CHANGES IN NET ASSETS

For the Period March 31, 2020* through April 30, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(1,723)
Net realized loss on foreign currency transactions	(888)
Net change in unrealized appreciation/depreciation on investments	154,428
Net increase in net assets resulting from operations	151,817

Capital Transactions:
Net proceeds from shares sold:
Investor Class	10,000
Institutional Class	2,240,000
Net increase in net assets from capital transactions	2,250,000

Total increase in net assets	2,401,817

Net Assets:
Beginning of period	-
End of period	$2,401,817
Capital Share Transactions:
Shares sold:
Investor Class	1,000
Institutional Class	224,484
Net increase in capital share transactions	225,484

*	Commencement of operations.

See accompanying Notes to Financial Statements.

WCM Focused ESG Emerging Markets Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period March 31, 2020* through April 30, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$1,641
Net realized loss on investments and foreign currency transactions	(44)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	50,348
Net increase in net assets resulting from operations	51,945

Capital Transactions:
Net proceeds from shares sold:
Investor Class	10,000
Institutional Class	520,000
Net increase in net assets from capital transactions	530,000

Total increase in net assets	581,945

Net Assets:
Beginning of period	-
End of period	$581,945
Capital Share Transactions:
Shares sold:
Investor Class	1,000
Institutional Class	51,931
Net increase in capital share transactions	52,931

*	Commencement of operations.

See accompanying Notes to Financial Statements.

WCM Focused ESG International Fund

STATEMENT OF CHANGES IN NET ASSETS

For the Period March 31, 2020* through April 30, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$559
Net realized gain on investments and foreign currency transactions	5
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	48,620
Net increase in net assets resulting from operations	49,184

Capital Transactions:
Net proceeds from shares sold:
Investor Class	10,000
Institutional Class	548,000
Net increase in net assets from capital transactions	558,000

Total increase in net assets	607,184

Net Assets:
Beginning of period	-
End of period	$607,184
Capital Share Transactions:
Shares sold:
Investor Class	1,000
Institutional Class	54,607
Net increase in capital share transactions	55,607

*	Commencement of operations.

See accompanying Notes to Financial Statements.

WCM Focused International Growth Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended April 30,
	2020	2019	2018	2017	2016
Net asset value, beginning of period	$16.51	$15.87	$13.84	$12.25	$12.76
Income from Investment Operations:
Net investment income[1]	-	0.03	0.03	0.05	0.05
Net realized and unrealized gain (loss)	0.60	1.15	2.04	1.77	(0.45)
Total from investment operations	0.60	1.18	2.07	1.82	(0.40)

Less Distributions:
From net investment income	(0.01)	(0.01)	(0.04)	(0.04)	- [2]
From net realized gain	-	(0.53)	- [2]	(0.19)	(0.11)
Total distributions	(0.01)	(0.54)	(0.04)	(0.23)	(0.11)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]
Net asset value, end of period	$17.10	$16.51	$15.87	$13.84	$12.25

Total return[3]	3.64%	7.99%	14.98%	15.11%	(3.11)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$271,693	$200,100	$162,025	$122,225	$63,619

Ratio of expenses to average net assets	1.26%	1.24%	1.30%	1.27%	1.28%
Ratio of net investment income (loss) to average net assets	(0.01)%	0.17%	0.21%	0.41%	0.40%

Portfolio turnover rate	20%	21%	26%	21%	26%

[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See accompanying Notes to Financial Statements.

WCM Focused International Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended April 30,
	2020	2019	2018	2017	2016
Net asset value, beginning of period	$16.58	$15.94	$13.89	$12.29	$12.81
Income from Investment Operations:
Net investment income[1]	0.04	0.06	0.07	0.08	0.08
Net realized and unrealized gain (loss)	0.59	1.16	2.05	1.77	(0.45)
Total from investment operations	0.63	1.22	2.12	1.85	(0.37)

Less Distributions:
From net investment income	(0.04)	(0.05)	(0.07)	(0.06)	(0.04)
From net realized gain	-	(0.53)	- [2]	(0.19)	(0.11)
Total distributions	(0.04)	(0.58)	(0.07)	(0.25)	(0.15)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]
Net asset value, end of period	$17.17	$16.58	$15.94	$13.89	$12.29

Total return[3]	3.79%	8.25%	15.30%	15.38%	(2.91)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$12,088,860	$7,420,808	$5,576,795	$3,664,917	$2,218,130

Ratio of expenses to average net assets	1.04%	1.03%	1.05%	1.02%	1.03%
Ratio of net investment income to average net assets	0.21%	0.38%	0.46%	0.66%	0.64%

Portfolio turnover rate	20%	21%	26%	21%	26%

[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See accompanying Notes to Financial Statements.

WCM Focused Emerging Markets Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended April 30,
	2020	2019	2018	2017	2016
Net asset value, beginning of period	$12.91	$12.43	$10.28	$9.44	$9.83
Income from Investment Operations:
Net investment income (loss)[1]	(0.05)	0.14	0.13	0.11	0.07
Net realized and unrealized gain (loss)	(0.10)	0.42	2.11	0.80	(0.43)
Net increase from payment by affiliates (Note 3)	-	- [2]	-	-	-
Total from investment operations	(0.15)	0.56	2.24	0.91	(0.36)

Less Distributions:
From net investment income	(0.03)	(0.08)	(0.09)	(0.07)	(0.03)
From net realized gain	(0.02)	-	-	-	-
Total distributions	(0.05)	(0.08)	(0.09)	(0.07)	(0.03)

Redemption fee proceeds[1]	-	- [2]	- [2]	- [2]	-
Net asset value, end of period	$12.71	$12.91	$12.43	$10.28	$9.44

Total return[3]	(1.17)%	4.64%	21.87%	9.71%	(3.69)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$26,583	$6,540	$8,950	$6,955	$5,671

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.69%	2.05%	2.26%	2.59%	3.16%
After fees waived and expenses absorbed	1.49%	0.00%	0.00%	0.00%	0.29%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.59)%	(0.88)%	(1.17)%	(1.47)%	(2.10)%
After fees waived and expenses absorbed	(0.39)%	1.17%	1.09%	1.12%	0.77%

Portfolio turnover rate	23%	48%	47%	50%	49%

[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See accompanying Notes to Financial Statements.

WCM Focused Emerging Markets Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended April 30,
	2020	2019	2018	2017	2016
Net asset value, beginning of period	$12.96	$12.47	$10.32	$9.47	$9.87
Income from Investment Operations:
Net investment income (loss)[1]	(0.02)	0.14	0.13	0.11	0.07
Net realized and unrealized gain (loss)	(0.11)	0.43	2.11	0.81	(0.43)
Net increase from payment by affiliates (Note 3)	-	- [2]	-	-	-
Total from investment operations	(0.13)	0.57	2.24	0.92	(0.36)

Less Distributions:
From net investment income	(0.03)	(0.08)	(0.09)	(0.07)	(0.04)
From net realized gain	(0.02)	-	-	-	-
Total distributions	(0.05)	(0.08)	(0.09)	(0.07)	(0.04)

Redemption fee proceeds[1]	-	- [2]	-	-	-
Net asset value, end of period	$12.78	$12.96	$12.47	$10.32	$9.47

Total return[3]	(1.01)%	4.70%	21.79%	9.79%	(3.65)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$315,868	$50,850	$22,251	$19,758	$10,989

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.45%	1.80%	2.01%	2.34%	2.91%
After fees waived and expenses absorbed	1.25%	0.00%	0.00%	0.00%	0.24%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.35)%	(0.63)%	(0.92)%	(1.22)%	(1.85)%
After fees waived and expenses absorbed	(0.15)%	1.17%	1.09%	1.12%	0.82%

Portfolio turnover rate	23%	48%	47%	50%	49%

[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See accompanying Notes to Financial Statements.

WCM Focused Global Growth Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended April 30,
	2020	2019	2018	2017	2016
Net asset value, beginning of period	$16.68	$14.96	$13.00	$12.80	$12.54
Income from Investment Operations:
Net investment income (loss)[1]	(0.05)	(0.08)	(0.04)	0.17	0.02
Net realized and unrealized gain	1.08	2.21	2.22	1.52	0.29
Total from investment operations	1.03	2.13	2.18	1.69	0.31

Less Distributions:
From net investment income	-	-	(0.04)	(0.25)	-
From net realized gain	(0.32)	(0.41)	(0.18)	(1.25)	(0.05)
Total distributions	(0.32)	(0.41)	(0.22)	(1.50)	(0.05)

Redemption fee proceeds[1]	-	- [2]	- [2]	0.01	- [2]
Net asset value, end of period	$17.39	$16.68	$14.96	$13.00	$12.80

Total return[3]	6.15%	14.59%	16.81%	14.40%	2.45%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$8,865	$4,541	$3,540	$2,526	$345

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.50%	1.73%	2.29%	5.52%	2.28%
After fees waived and expenses absorbed	1.28%	1.40%	1.40%	0.00%	0.83%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.52)%	(0.83)%	(1.13)%	(4.22)%	(1.28)%
After fees waived and expenses absorbed	(0.30)%	(0.50)%	(0.24)%	1.30%	0.17%

Portfolio turnover rate	37%	48%	38%	46%	233%

[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See accompanying Notes to Financial Statements.

WCM Focused Global Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended April 30,
	2020	2019	2018	2017	2016
Net asset value, beginning of period	$16.87	$15.06	$13.05	$12.85	$12.57
Income from Investment Operations:
Net investment income (loss)[1]	(0.01)	(0.04)	- [2]	0.16	0.04
Net realized and unrealized gain	1.09	2.25	2.23	1.55	0.29
Total from investment operations	1.08	2.21	2.23	1.71	0.33

Less Distributions:
From net investment income	-	-	(0.04)	(0.26)	-
From net realized gain	(0.32)	(0.41)	(0.18)	(1.25)	(0.05)
Total distributions	(0.32)	(0.41)	(0.22)	(1.51)	(0.05)

Redemption fee proceeds[1]	-	0.01	- [2]	- [2]	-
Net asset value, end of period	$17.63	$16.87	$15.06	$13.05	$12.85

Total return[3]	6.38%	15.09%	17.13%	14.35%	2.69%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$245,101	$93,974	$32,124	$11,760	$386

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.27%	1.48%	2.04%	5.27%	1.90%
After fees waived and expenses absorbed	1.05%	1.15%	1.15%	0.00%	0.69%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.29)%	(0.58)%	(0.88)%	(3.97)%	(0.90)%
After fees waived and expenses absorbed	(0.07)%	(0.25)%	0.01%	1.30%	0.31%

Portfolio turnover rate	37%	48%	38%	46%	233%

[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See accompanying Notes to Financial Statements.

WCM International Small Cap Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended April 30,				For the Period November 30, 2015* through April 30,
	2020	2019	2018	2017	2016
Net asset value, beginning of period	$15.57	$14.79	$11.58	$10.08	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.10)	(0.09)	(0.05)	(0.02)	(0.01)
Net realized and unrealized gain	1.33	1.37	3.41	1.51	0.15
Net increase from payment by affiliates	-	-	-	0.01	-
Total from investment operations	1.23	1.28	3.36	1.50	0.14

Less Distributions:
From net investment income	-	-	-	-	(0.06)
From net realized gain	-	(0.50)	(0.15)	-	-
Total distributions	-	(0.50)	(0.15)	-	(0.06)

Redemption fee proceeds[1]	-	- [2]	- [2]	-	-
Net asset value, end of period	$16.80	$15.57	$14.79	$11.58	$10.08

Total return[3]	7.90%	9.29%	29.18%	14.88%[4]	1.39%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$86,504	$11,922	$2,705	$1,755	$624

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.79%	4.34%	11.35%	19.60%	39.92%[6]
After fees waived and expenses absorbed	1.25%	1.40%	1.40%	1.40%	1.40%[6]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(1.17)%	(3.55)%	(10.33)%	(18.43)%	(38.75)%[6]
After fees waived and expenses absorbed	(0.63)%	(0.61)%	(0.38)%	(0.23)%	(0.23)%[6]

Portfolio turnover rate	67%	81%	58%	59%	18%[5]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	The Advisor reimbursed the Fund $1,927 for losses from a trade error. Payments had impact of 0.10% to the total return.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

WCM Small Cap Growth Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period October 30, 2019* through April 30, 2020
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.05)
Net realized and unrealized loss	(0.68)
Total from investment operations	(0.73)
Net asset value, end of period	$9.27

Total return[2]	(7.30)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$31

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	10.10%[4]
After fees waived and expenses absorbed	1.50%[4]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(9.69)%[4]
After fees waived and expenses absorbed	(1.09)%[4]

Portfolio turnover rate	51%[3]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

WCM Small Cap Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period October 30, 2019* through April 30, 2020
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.04)
Net realized and unrealized loss	(0.68)
Total from investment operations	(0.72)
Net asset value, end of period	$9.28

Total return[2]	(7.20)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$4,993

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	9.85%[4]
After fees waived and expenses absorbed	1.25%[4]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(9.43)%[4]
After fees waived and expenses absorbed	(0.83)%[4]

Portfolio turnover rate	51%[3]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

WCM Focused Small Cap Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period October 30, 2019* through April 30, 2020
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.02)
Net realized and unrealized loss	(2.27)
Total from investment operations	(2.29)
Net asset value, end of period	$7.71

Total return[2]	(22.90)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$27

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	15.49%[4]
After fees waived and expenses absorbed	1.50%[4]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(14.51)%[4]
After fees waived and expenses absorbed	(0.52)%[4]

Portfolio turnover rate	5%[3]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

WCM Focused Small Cap Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period October 30, 2019* through April 30, 2020
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.01)
Net realized and unrealized loss	(2.26)
Total from investment operations	(2.27)
Net asset value, end of period	$7.73

Total return[2]	(22.70)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$4,716

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	15.24%[4]
After fees waived and expenses absorbed	1.25%[4]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(14.26)%[4]
After fees waived and expenses absorbed	(0.27)%[4]

Portfolio turnover rate	5%[3]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

WCM China Quality Growth Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period March 31, 2020* through April 30, 2020
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.01)
Net realized and unrealized gain	0.66
Total from investment operations	0.65
Net asset value, end of period	$10.65

Total return[2]	6.50%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$11

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	18.03%[4]
After fees waived and expenses absorbed	1.50%[4]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(17.69)%[4]
After fees waived and expenses absorbed	(1.16)%[4]

Portfolio turnover rate	-%[3]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

WCM China Quality Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period March 31, 2020* through April 30, 2020
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.01)
Net realized and unrealized gain	0.66
Total from investment operations	0.65
Net asset value, end of period	$10.65

Total return[2]	6.50%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,391

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	17.78%[4]
After fees waived and expenses absorbed	1.25%[4]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(17.42)%[4]
After fees waived and expenses absorbed	(0.89)%[4]

Portfolio turnover rate	-%[3]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

WCM Focused ESG Emerging Markets Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period March 31, 2020* through April 30,
2020
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income[1]	0.03
Net realized and unrealized gain	0.96
Total from investment operations	0.99
Net asset value, end of period	$10.99

Total return[2]	10.00%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$11

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	71.14%[4]
After fees waived and expenses absorbed	1.50%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(66.39)%[4]
After fees waived and expenses absorbed	3.25%[4]

Portfolio turnover rate	6%[3]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

WCM Focused ESG Emerging Markets Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period March 31, 2020* through April 30, 2020
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income[1]	0.03
Net realized and unrealized gain	0.96
Total from investment operations	0.99
Net asset value, end of period	$10.99

Total return[2]	10.10%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$571

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	70.89%[4]
After fees waived and expenses absorbed	1.25%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(66.08)%[4]
After fees waived and expenses absorbed	3.56%[4]

Portfolio turnover rate	6%[3]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

WCM Focused ESG International Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Period March 31, 2020* through April 30, 2020
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income[1]	0.01
Net realized and unrealized gain	0.91
Total from investment operations	0.92
Net asset value, end of period	$10.92

Total return[2]	9.30%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$11

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	69.30%[4]
After fees waived and expenses absorbed	1.50%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(66.82)%[4]
After fees waived and expenses absorbed	0.98	%4

Portfolio turnover rate	9%[3]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

WCM Focused ESG International Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period March 31, 2020* through April 30, 2020
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income[1]	0.01
Net realized and unrealized gain	0.91
Total from investment operations	0.92
Net asset value, end of period	$10.92

Total return[2]	9.30%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$596

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	69.05%[4]
After fees waived and expenses absorbed	1.25%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(66.62)%[4]
After fees waived and expenses absorbed	1.18%[4]

Portfolio turnover rate	9%[3]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

WCM Funds

NOTES TO FINANCIAL STATEMENTS

April 30, 2020

Note 1 – Organization

WCM Focused International Growth Fund (‘‘International Growth” or “International Growth Fund”), WCM Focused Emerging Markets Fund (“Emerging Markets” or “Emerging Markets Fund”), WCM Focused Global Growth Fund (“Global Growth” or “Global Growth Fund”), WCM International Small Cap Growth Fund (the ‘‘International Small Cap Growth” or “International Small Cap Growth Fund”), WCM Small Cap Growth Fund (“Small Cap Growth” or “Small Cap Growth Fund”), WCM Focused Small Cap Fund (“Small Cap” or “Small Cap Fund”), WCM China Quality Growth Fund (“China Quality Growth” or “China Quality Growth Fund”), WCM Focused ESG International Fund (”ESG International” or “ESG International Fund”), and ESG Emerging Markets Fund (”ESG Emerging Markets” or “ESG Emerging Markets Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations
Fund Name	Investment Objective	Institutional Class	Investor Class
International Growth Fund	Provide long-term capital appreciation	5/31/2011	8/31/2011
Emerging Markets Fund	Provide long-term capital appreciation	6/28/2013	6/28/2013
Global Growth Fund	Provide long-term capital appreciation	6/28/2013	6/28/2013
International Small Cap Growth Fund	Provide long-term capital appreciation	11/30/2015	-
Small Cap Growth Fund	Provide long-term capital appreciation	10/30/2019	10/30/2019
Small Cap Fund	Provide long-term capital appreciation	10/30/2019	10/30/2019
China Quality Growth Fund	Provide long-term capital appreciation	3/31/2020	3/31/2020
ESG Emerging Markets Fund	Provide long-term capital appreciation	3/31/2020	3/31/2020
ESG International Fund	Provide long-term capital appreciation	3/31/2020	3/31/2020

The shares of each class of each Fund represent an interest in the same portfolio of investments of each particular Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2020

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Participation certificates are valued at the last sale price of the underlying security as of the close of the primary exchange. Investments in an open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at part and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

The Small Cap Growth and Small Cap Funds incurred offering costs of approximately $9,677 and $9,677, respectively, which are being amortized over a one-year period from October 30, 2019 (commencement of operations).

The China Quality Growth, ESG International, and ESG Emerging Markets Funds incurred offering costs of approximately $10,605, $10,605, and $10,605, respectively, which are being amortized over a one-year period from March 31, 2020 (commencement of operations).

(c) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2020

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which the Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk as well as risks associated with fixed-income securities.

(e) Participation Certificates

The Funds may invest in participation certificates, which allow the Funds to participate in the appreciation (depreciation) of the underlying security without actually owning the underlying security. These derivative instruments are purchased pursuant to an agreement with a financial institution and are valued at a calculated market price based on the value of the underlying security in accordance with the agreement. These participation certificates are subject to the credit risk of the issuing financial institution. There is no off-balance sheet risk associated with participation certificates and the Funds’ potential loss is limited to the purchase price of the securities. The Funds are exposed to credit risk associated with the counterparty to the transaction, which is monitored by the Funds’ management on a periodic basis. A Fund’s participation certificates are not subject to any master netting agreement.

At April 30, 2020 Emerging Markets Fund and China Quality Growth Fund had unrealized appreciation of $1,388,424, and $3,584 respectively, as a result of its investments in these financial instruments. The aggregate market values of these certificates for Emerging Markets and China Quality Growth Fund represented 2.1%, 3.9%, respectively, of the total market value of investments at April 30, 2020.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2020

(f) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended April 30, 2017-2020 for the International Growth, Emerging Markets, Global Growth and International Small Cap Growth, and for the periods ending April 30, 2020 for the Small Cap Growth, Small Cap, China Quality Growth, ESG International, and ESG Emerging Markets, did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g) Distributions to Shareholders

The Funds will make distributions of net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. Certain funds may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

(h) Illiquid Securities.

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2020

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into Investment Advisory Agreements (the “Agreements”) with WCM Investment Management (the “Advisor”). Under the terms of the Agreements, the International Growth Fund, Emerging Markets Fund, Global Growth Fund, International Small Cap Growth Fund, Small Cap Growth Fund, Small Cap Fund, China Quality Growth Fund, ESG Emerging Markets Fund, and ESG International Fund, pay a monthly investment advisory fee to the Advisor. The annual rates are listed by Fund in the table below. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each fund. These agreements are in effect until August 31, 2029 for the International Growth Fund, Emerging Markets Fund, Global Growth Fund, International Small Cap Growth Fund and August 31, 2021 for the Small Cap Growth Fund, Small Cap Fund, China Quality Growth Fund, ESG Emerging Markets Fund, ESG International Fund, and they may be terminated before that date only by the Trust's Board of Trustees. The table below contains the expense cap by Fund and by Class:

	Investment Advisory Fees	Total Limit on Annual Operating Expenses Investor Class†	Total Limit on Annual Operating Expenses Institutional Class†
International Growth Fund	0.85%	1.50%	1.25%
Emerging Markets Fund	1.00%	1.50%*	1.25%*
Global Growth Fund	0.85%	1.30%*	1.05%*
International Small Cap Growth Fund	1.00%	-	1.25%**
Small Cap Growth Fund	1.00%	1.50%	1.25%
Small Cap Fund	1.00%	1.50%	1.25%
China Quality Growth Fund	1.00%	1.50%	1.25%
ESG Emerging Markets Fund	1.00%	1.50%	1.25%
ESG International Fund	0.85%	1.50%	1.25%

†	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

*	Prior to May 1, 2019, the annual operating expenses limit for the Emerging Markets Fund and Global Growth Fund were 1.65% and 1.40%, respectively, for Investor Class, and 1.40% and 1.15%, respectively, for Institutional Class.

**	Prior to May 1, 2019, the annual operating expenses limit was 1.40% of the Fund’s average daily net assets.

In addition to its contractual expense limitation, the Advisor has voluntarily agreed to waive all of its fees and pay all of the operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) of the Emerging Markets Fund from July 1, 2015 through April 30, 2019. The Advisor will not seek recoupment of any advisory fees it waived or Fund expenses it paid during such period.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2020

The table below contains the advisory fees waived and absorbed other expenses for the period ended April 30, 2020:

Advisory Fees Waived and Other Expenses Absorbed
International Growth Fund	$-
Emerging Markets Fund	225,653
Global Growth Fund	313,198
International Small Cap Growth Fund	192,336
Small Cap Growth Fund	122,609
Small Cap Fund	123,415
China Quality Growth Fund	32,031
ESG Emerging Markets Fund	32,187
ESG International Fund	32,114

The Advisor may recover from the Funds fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Advisor has voluntarily agreed not to seek recoupment of advisory fees waived or Fund expenses paid from the Emerging Markets Fund and Global Growth Fund during the period July 1, 2015 through April 30, 2017. Additionally, the Advisor has voluntarily agreed not to seek recoupment of advisory fees waived or Fund expenses paid from the Emerging Markets Fund during the period May 1, 2017 through April 30, 2019. The Advisor is permitted to seek reimbursement from the Funds, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment, or for Small Cap Growth, Small Cap, China Quality Growth, ESG Emerging Markets, and ESG International Funds three full years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement.

The Advisor may recapture all or a portion of these amounts no later than April 30, of the years stated below. The total is the amount of these potentially recoverable expenses as of April 30, 2020.

	Focused International Growth Fund	Emerging Markets Fund	Global Growth Fund
2021	$-	$-	$192,464
2022	-	-	194,149
2023	-	225,653	313,198
Total	$-	$225,653	$699,811

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2020

	International Small Cap Growth Fund	Small Cap Growth Fund	Small Cap Fund
2021	$218,085	$-	$-
2022	232,018	-	-
2023	192,336	122,609	123,415
Total	$642,439	$122,609	$123,415

	China Quality Growth Fund	ESG Emerging Markets Fund	ESG International Fund
2021	$-	$-	$-
2022	-	-	-
2023	32,031	32,187	32,114
Total	$32,031	$32,187	$32,114

The Advisor reimbursed the Emerging Markets Fund $327 for losses from a trade error during the year ended April 30, 2019. This amount is reported on the Fund’s Statements of Changes and Financial Highlights under the caption “Net increase from payment by affiliates.” This reimbursement had no impact to the total return.

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the periods ended April 30, 2020 are reported on the Statements of Operations.

Natixis Distribution, L.P., an affiliate of the Advisor, serves as the Funds’ distributor (the “Distributor”). Prior to April 22, 2019, IMST Distributors, LLC was the Funds’ distributor. The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the periods ended April 30, 2020, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various Fund in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts are adjusted for market value changes in the invested Fund and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Funds and are disclosed in the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees' fees and expenses in the Statements of Operations.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2020

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the periods ended April 30, 2020, are reported on the Statements of Operations.

Note 4 – Federal Income Taxes

At April 30, 2020, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	International Growth Fund	Emerging Markets Fund	Global Growth Fund
Cost of investments	$10,477,910,897	$344,214,335	$225,705,367

Gross unrealized appreciation	$2,386,313,966	$26,916,833	$34,227,226
Gross unrealized depreciation	(550,352,945)	(27,629,362)	(6,731,545)
Net unrealized appreciation (depreciation) on investments	$1,835,961,021	$(712,529)	$27,495,681

	International Small Cap Growth Fund	Small Cap Growth Fund	Small Cap Fund
Cost of investments	$79,501,298	$5,137,332	$5,582,562

Gross unrealized appreciation	$9,715,774	$527,744	$197,427
Gross unrealized depreciation	(4,357,697)	(548,678)	(992,902)
Net unrealized appreciation (depreciation) on investments	$5,358,077	$(20,934)	$(795,475)

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2020

	China Quality Growth Fund	ESG Emerging Markets Fund	ESG International Fund
Cost of investments	$2,247,336	$528,241	$555,608

Gross unrealized appreciation	$165,477	$53,051	$50,032
Gross unrealized depreciation	(11,049)	(2,758)	(1,441)
Net unrealized appreciation (depreciation) on investments	$154,428	$50,293	$48,591

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on the net assets or net asset value per share. For the periods ended April 30, 2020, permanent differences in book and tax accounting have been reclassified to paid-in-capital and distributable earnings/(accumulated deficit) as follows:

	Paid in Capital	Total Distributable Earnings/ (Accumulated Deficit)
International Growth Fund	$1,821	$(1,821)
Emerging Markets Fund	(25,230)	25,230
Global Growth Fund	(67,073)	67,073
International Small Cap Growth Fund	(103,960)	103,960
Small Cap Growth Fund	(1,803)	1,803
Small Cap Fund	(528)	528
China Quality Growth Fund	(2,611)	2,611
ESG Emerging Markets Fund	(271)	271
ESG International Fund	(278)	278

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2020

As of April 30, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	International Growth Fund	Emerging Markets Fund	Global Growth Fund
Undistributed ordinary income	$12,092,088	$-	$-
Undistributed long-term capital gains	-	-	2,033,706
Tax accumulated earnings	12,092,088	-	2,033,706

Accumulated capital and other losses	(78,751,023)	(2,412,685)	(56,966)
Unrealized appreciation (depreciation) on foreign currency	226,126	(1,150)	1,232
Unrealized appreciation on investments	1,835,961,021	(712,529)	27,495,681
Deferred compensation	(18,758)	(3,406)	(3,435)
Total accumulated earnings	$1,769,509,454	$(3,129,770)	$29,470,218

	International Small Cap Growth Fund	Small Cap Growth Fund	Small Cap Fund
Undistributed ordinary income	$-	$-	$-
Undistributed long-term capital gains	1,310,312	-	-
Tax accumulated earnings	1,310,312	-	-

Accumulated capital and other losses	(97,912)	(276,318)	(83,337)
Unrealized appreciation (depreciation) on foreign currency	3,835	-	-
Unrealized appreciation on investments	5,358,077	(20,934)	(795,475)
Deferred compensation	(3,316)	(571)	(571)
Total accumulated earnings	$6,570,996	$(297,823)	$(879,383)

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2020

	China Quality Growth Fund	ESG Emerging Markets Fund	ESG International Fund
Undistributed ordinary income	$-	$2,114	$860
Undistributed long-term capital gains	-	-	-
Tax accumulated earnings	-	2,114	860

Accumulated capital and other losses	-	(208)	-
Unrealized appreciation (depreciation) on foreign currency	-	17	11
Unrealized appreciation on investments	154,428	50,293	48,591
Deferred compensation	-	-	-
Total accumulated earnings	$154,428	$52,216	$49,462

The tax character of the distributions paid during the fiscal years ended April 30, 2020 and April 30, 2019, for the International Growth Fund, Emerging Markets Fund, Global Growth Fund, and International Small Cap Growth Fund were as follows:

	International Growth Fund		Emerging Markets Fund
Distributions paid from:	2020	2019	2020	2019
Ordinary Income	$23,950,350	$28,843,574	$211,608	$375,679
Net long-term capital gains	-	215,053,926	120,361	-
Total distributions paid	$23,950,350	$243,897,500	$331,969	$375,679

	Global Growth Fund		International Small Cap Growth Fund
Distributions paid from:	2020	2019	2020	2019
Ordinary Income	$-	$164,717	$-	$138,803
Net long-term capital gains	2,534,389	1,848,544	-	273,165
Total distributions paid	$2,534,389	$2,013,261	$-	$411,968

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2020

At April 30, 2020, the Funds had accumulated capital loss carryforwards as follows:

	International Growth Fund	Emerging Markets Fund	Global Growth Fund	International Small Cap Growth Fund
Not subject to expiration:
Short-term	$78,751,023	$-	$-	$-
Long-term	-	-	-	-
Total	$78,751,023	$-	$-	$-

	Small Cap Growth Fund	Small Cap Fund	China Quality Growth Fund	ESG Emerging Markets Fund
Not subject to expiration:			,
Short-term	$266,716	$82,026	$-	$208
Long-term	-	-	-	-
Total	$266,716	$82,026	$-	$208

ESG International Fund
Not subject to expiration:
Short-term	$-
Long-term	-
Total	$-

To the extent that a Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

As of April 30, 2020, Emerging Markets Fund, Global Growth Fund, International Small Cap Growth Fund, Small Cap Growth Fund, and Small Cap Fund had qualified Late-Year Losses of $142,710, $56,966, $97,912, $9,602 and $1,311, respectively.

As of April 30, 2020, Emerging Markets Fund had qualified Post October Losses of $2,269,975.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2020

Note 5 – Redemption Fee

The following Funds may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the year ended April 30, 2020 and for the year ended April 30, 2019, redemption fees were as follows:

	April 30, 2020	April 30, 2019
International Growth Fund	$4,653	$74,972
Emerging Markets Fund	-	463
Global Growth Fund	-	44,670
International Small Cap Growth Fund	-	52

Effective May 1, 2019, the International Growth, Emerging Markets, Global Growth, and International Small Cap Growth Funds no longer charge a redemption fee.

Note 6 – Investment Transactions

For the periods ended April 30, 2020, purchases and sales of investments, excluding short-term investments, futures contracts, options contracts and securities sold short, were as follows:

	Purchases	Sales
International Growth Fund	$5,976,220,636	$1,948,069,065
Emerging Markets Fund	301,764,299	25,515,156
Global Growth Fund	179,236,220	50,639,833
International Small Cap Growth Fund	86,087,742	23,274,947
Small Cap Growth Fund	6,515,201	1,401,849
Small Cap Fund	5,275,317	88,166
China Quality Growth Fund	2,163,188	-
ESG Emerging Markets Fund	531,907	22,447
ESG International Fund	535,446	36,003

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of each Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the periods ended April 30, 2020, the Funds’ shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 8 – Distribution Plan

The Trust, on behalf of each Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which allows each Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Investor Class shares, payable to the Distributor. The Institutional Class shares do not pay any distribution fees.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2020

For the periods ended April 30, 2020, distribution fees incurred by each Fund’s Investor Class shares are disclosed on the Statements of Operations.

Note 9 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2020

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2020, in valuing the Funds’ assets carried at fair value:

International Growth Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Argentina	$368,542,582	$-	$-	$368,542,582
Australia	-	653,964,449	-	653,964,449
Canada	1,665,112,130	-	-	1,665,112,130
China	-	479,422,798	-	479,422,798
Denmark	-	336,213,933	-	336,213,933
France	-	1,012,480,441	-	1,012,480,441
Hong Kong	-	383,462,120	-	383,462,120
India	306,686,858	-	-	306,686,858
Ireland	699,892,179	481,259,911	-	1,181,152,090
Italy	-	259,080,880	-	259,080,880
Japan	-	394,105,707	-	394,105,707
Mexico	236,884,992	-	-	236,884,992
Netherlands	447,201,697	-	-	447,201,697
Spain	-	196,386,328	-	196,386,328
Sweden	-	300,138,345	-	300,138,345
Switzerland	290,246,308	1,159,041,535	-	1,449,287,843
Taiwan	475,044,947	-	-	475,044,947
United Kingdom	-	414,203,064	-	414,203,064
United States	1,070,896,164	-	-	1,070,896,164
Short-Term Investments	683,604,550	-	-	683,604,550
Total Investments	$6,244,112,407	$6,069,759,511	$-	$12,313,871,918

*	The Fund did not hold any Level 3 at period end.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2020

Emerging Markets Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stock
Argentina	$12,620,251	$-	$-	$12,620,251
Brazil	13,921,875	-	-	13,921,875
China	25,332,330	70,287,140	-	95,619,470
Hong Kong	-	24,981,041	-	24,981,041
India	19,085,695	17,613,405	-	36,699,100
Indonesia	-	5,981,209	-	5,981,209
Mexico	12,495,614	-	-	12,495,614
Peru	3,269,499	-	-	3,269,499
Russia	13,895,409	5,347,272	-	19,242,681
South Africa	3,706,458	3,425,493	-	7,131,951
South Korea	-	9,959,990	-	9,959,990
Switzerland	-	6,203,773	-	6,203,773
Taiwan	26,074,132	5,729,819	-	31,803,951
Thailand	-	13,490,548	-	13,490,548
United Arab Emirates	-	6,614,564	-	6,614,564
United States	7,950,936	-	-	7,950,936
Vietnam	-	3,433,958	-	3,433,958
Participation Certificates
China	-	7,235,077	-	7,235,077
Short-Term Investments	24,846,318	-	-	24,846,318
Total Investments	$163,198,517	$180,303,289	$-	$343,501,806

*	The Fund did not hold any Level 3 securities at period end.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2020

Global Growth Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stock
Argentina	$5,402,136	$-	$-	$5,402,136
Australia	-	4,560,509	-	4,560,509
Canada	28,757,886	-	-	28,757,886
China	-	8,058,896	-	8,058,896
France	-	5,660,640	-	5,660,640
Hong Kong	-	6,072,016	-	6,072,016
India	5,676,856	-	-	5,676,856
Italy	-	5,089,947	-	5,089,947
Japan	-	5,465,856	-	5,465,856
Netherlands	307,149	-	-	307,149
Sweden	-	4,929,764	-	4,929,764
Switzerland	5,194,309	4,242,787	-	9,437,096
Taiwan	7,619,001	-	-	7,619,001
United States	143,995,990	-	-	143,995,990
Short-Term Investments	12,167,306	-	-	12,167,306
Total Investments	$209,120,633	$44,080,415	$-	$253,201,048

*	The Fund did not hold any Level 3 securities at period end.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2020

International Small Cap Growth Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Argentina	$1,311,698	$-	$-	$1,311,698
Australia	-	4,619,438	-	4,619,438
Brazil	2,253,309	-	-	2,253,309
Canada	6,476,426	-	-	6,476,426
China	-	2,057,065	-	2,057,065
Denmark	-	3,998,417	-	3,998,417
Faroe Islands	-	1,010,696	-	1,010,696
France	-	1,165,062	-	1,165,062
Germany	-	2,267,826	-	2,267,826
Hong Kong	-	979,293	-	979,293
India	1,258,913	2,494,452	-	3,753,365
Indonesia	-	771,128	-	771,128
Ireland	-	961,085	-	961,085
Israel	1,012,339	-	-	1,012,339
Italy	-	2,511,427	-	2,511,427
Japan	-	15,760,121	-	15,760,121
Mexico	817,142	-	-	817,142
Netherlands	-	2,773,251	-	2,773,251
Russia	700,804	-	-	700,804
South Korea	-	1,089,544	-	1,089,544
Sweden	-	8,208,077	-	8,208,077
Switzerland	-	3,577,978	-	3,577,978
Taiwan	-	1,057,813	-	1,057,813
United Arab Emirates	-	935,996	-	935,996
United Kingdom	1,209,673	7,093,885	-	8,303,558
United States	1,732,581	-	-	1,732,581
Short-Term Investments	4,753,936	-	-	4,753,936
Total Investments	$21,526,821	$63,332,554	$-	$84,859,375

*	The Fund did not hold any Level 3 securities at period end.

Small Cap Growth Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$4,823,730	$-	$-	$4,823,730
Short-Term Investments	292,668	-	-	292,668
Total Investments	$5,116,398	$-	$-	$5,116,398

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2020

*	The Fund did not hold any Level 2 or Level 3 securities at period end.

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by sector, please refer to the Schedule of Investments.

Small Cap Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$4,309,650	$-	$-	$4,309,650
Short-Term Investments	477,437	-	-	477,437
Total Investments	$4,787,087	$-	$-	$4,787,087

*	The Fund did not hold any Level 2 or Level 3 securities at period end.

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by sector, please refer to the Schedule of Investments.

China Quality Growth Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stock
China	$360,417	$1,490,118	$-	$1,850,535
Hong Kong	-	343,703	-	343,703
Taiwan	-	28,745	-	28,745
Participation Certificates
China	-	94,633	-	94,633
Short-Term Investments	84,148	-	-	84,148
Total Investments	$444,565	$1,957,199	$-	$2,401,764

*	The Fund did not hold any Level 3 securities at period end.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2020

ESG Emerging Market Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stock
Argentina	$16,338	$-	$-	$16,338
China	40,498	58,898	-	99,396
Germany	-	33,813	-	33,813
Hong Kong	-	34,600	-	34,600
India	26,765	-	-	26,765
Indonesia	-	22,053	-	22,053
Ireland	15,186	-	-	15,186
Japan	-	15,479	-	15,479
Mexico	29,747	-	-	29,747
Peru	20,118	-	-	20,118
Singapore	-	10,345	-	10,345
South Africa	-	14,409	-	14,409
Sweden	-	25,932	-	25,932
Switzerland	-	20,599	-	20,599
Taiwan	37,616	-	-	37,616
United Kingdom	19,659	43,517	-	63,176
United States	32,506	-	-	32,506
Exchange-Traded Funds[1]	41,467			41,467
Short-Term Investments	18,989	-	-	18,989
Total Investments	$298,889	$279,645	$-	$578,534

[1]	All Exchange-Traded Funds held in the Fund are Level 1 securities. For a detailed break-out of exchange-traded funds by country, please refer to the Schedule of Investments.

*	The Fund did not hold any Level 3 securities at period end.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2020

ESG International Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stock
Argentina	$5,252	$-	$-	$5,252
Canada	15,036	-	-	15,036
China	15,808	26,882	-	42,690
Denmark	-	6,034	-	6,034
Germany	-	25,390	-	25,390
Hong Kong	-	27,075	-	27,075
India	19,381	-	-	19,381
Ireland	23,334	-	-	23,334
Japan	-	40,341	-	40,341
Mexico	11,966	-	-	11,966
Netherlands	7,788	-	-	7,788
Peru	14,455	-	-	14,455
Singapore	-	16,632	-	16,632
Sweden	-	28,379	-	28,379
Switzerland	15,526	10,444	-	25,970
Taiwan	25,024	-	-	25,024
United Kingdom	73,913	44,621	-	118,534
United States	68,868	-	-	68,868
Exchange-Traded Funds[1]	25,920	-	-	25,920
Short-Term Investments	56,130	-	-	56,130
Total Investments	$378,401	$225,798	$-	$604,199

[1]	All Exchange-Traded Funds held in the Fund are Level 1 securities. For a detailed break-out of exchange-traded funds by country, please refer to the Schedule of Investments.

*	The Fund did not hold any Level 3 securities at period end.

Note 11 – Derivative and Hedging Disclosure

Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows.

The effects of derivative instruments on the Statements of Operations for the periods ended April 30, 2020, for the Emerging Markets Fund, International Small Cap Growth Fund, and China Quality Growth Fund are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Derivatives not designated as hedging instruments	Participation Certificates	Total
International Small Cap Growth Fund	Equity Contracts	$1,022	$1,022

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2020

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
	Derivatives not designated as hedging instruments	Participation Certificates	Total
Emerging Markets Fund	Equity Contracts	$1,232,238	$1,232,238
International Small Cap Growth Fund	Equity Contracts	(417)	(417)
China Quality Growth Fund	Equity Contracts	3,584	3,584

The Funds’ policies permit the Funds to enter into forward contracts principally to hedge either specific transactions or portfolio positions in an attempt to minimize currency value fluctuations. Forward contracts involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days, agreed upon by the parties, from the date of the contract, at a price set at the time of the contract. The forward contracts were bought or sold to protect the Funds, to some degree, from a possible loss resulting from an adverse change in the relationship between foreign currencies and the United States dollar (“US$”). Although such contracts may minimize the risk of loss due to a decline in value of the hedged currency, the contracts may limit any potential gain that may result from currency increases.

The risks to the Funds of entering into forward contracts include currency risks, such as fluctuations in the value of foreign currencies and the performance of foreign currencies relative to the US$; exchange control regulations; and costs incurred in connection with conversions between various currencies (fees may also be incurred when converting foreign investments to US$). As a result, the relative strength of the US$ may be an important factor in the performance of the Funds. For the periods ended April 30, 2020, the Funds did not enter into any forward contracts.

Note 12 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Funds, including political, social and economic risks. Any such impact could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment in the Funds. The ultimate impact of COVID-19 on the financial performance of the Funds’ investments is not reasonably estimable at this time.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2020

Based on the recommendation of the China Quality Growth Fund’s investment advisor, WCM, the Board has unanimously approved, and recommends that shareholders of the Fund approve, changing the classification of the Fund from a “diversified” fund to a “non-diversified” fund, as such terms are defined in the Investment Company Act of 1940 Act, as amended (the “1940 Act”) (the “Reclassification”). An Information Statement with respect to the Reclassification will be mailed to holders of the Fund’s shares as of the record date.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Investment Managers Series Trust and

Shareholders of WCM Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the WCM Focused International Growth Fund, WCM Focused Emerging Markets Fund, WCM Focused Global Growth Fund, WCM International Small Cap Growth Fund, WCM Small Cap Growth Fund, WCM Focused Small Cap Fund, WCM China Quality Growth Fund, WCM Focused ESG Emerging Markets Fund, and WCM Focused ESG International Fund (the “Funds”), each a series of Investment Managers Series Trust (the “Trust”), including the schedules of investments, as of April 30, 2020, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of April 30, 2020, the results of their operations, the changes in their net assets, and their financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds constituting WCM Funds	Statement of operations	Statements of changes in net assets	Financial highlights
WCM Focused International Growth Fund, WCM Focused Emerging Markets Fund, and WCM Focused Global Growth Fund	For the year ended April 30, 2020	For each of the two years in the period ended April 30, 2020	For each of the five years in the period ended April 30, 2020
WCM International Small Cap Growth fund	For the year ended April 30, 2020	For each of the two years in the period ended April 30, 2020	For each of the four years in the period ended April 30, 2020 and the period November 30, 2015 (commencement of operations) through April 30, 2016
WCM Small Cap Growth Fund and WCM Focused Small Cap Fund	For the period October 30, 2019 (commencement of operations) through April 30, 2020	For the period October 30, 2019 (commencement of operations) through April 30, 2020	For the period October 30, 2019 (commencement of operations) through April 30, 2020
WCM China Quality Growth Fund, WCM Focused ESG Emerging Markets Fund, and WCM Focused ESG International Fund	For the period March 31, 2020 (commencement of operations) through April 30, 2020	For the period March 31, 2020 (commencement of operations) through April 30, 2020	For the period March 31, 2020 (commencement of operations) through April 30, 2020

To the Board of Trustees of Investment Managers Series Trust and

Shareholders of WCM Funds

Page Two

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2007.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

June 29, 2020

WCM Funds

SUPPLEMENTAL INFORMATION (Unaudited)

For Federal income tax purposes, the Emerging Markets Fund and Global Growth Fund designates long-term capital gain dividends of $120,361 and $2,534,389, respectively, or amounts determined to be necessary, for the year ended April 30, 2020.

For the year ended April 30, 2020, 100.00%, and 76.15% of dividends paid from net investment income, including short-term capital gains from the International Growth Fund and Emerging Markets Fund, respectively, are designated as qualified dividend income.

For the year ended April 30, 2020, 11.39% of the dividends paid from net investment income, including short-term capital gains from the International Growth Fund is designated as dividends received deduction available to corporate shareholders.

Pursuant to Section 853 of the Internal Revenue Code of 1986, the International Growth Fund designates $29,736,919 of income derived from foreign sources and $11,414,829 of foreign taxes paid or the amounts deemed necessary, for the year ended April 30, 2020.

Of the ordinary income (including short-term capital gain) distributions made during the year ended April 30, 2020 the proportionate share of income derived from foreign sources and foreign taxes paid attributable to one share of stock is:

	Foreign Source Income	Foreign Taxes Paid
International Growth Fund	$0.0413	$0.0159

Trustees and Officers Information

Additional information about the Trustees is included in the Funds’ Statement of Additional Information which is available, without charge, upon request by calling (888) 988-9801. The Trustees and officers of the Funds and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held During the Past Five Years by Trustee[e]
Independent Trustee:
Charles H. Miller [a] (born 1947) Trustee	Since November 2007	Retired (2013 – present). Executive Vice President, Client Management and Development, Access Data, a Broadridge company, a provider of technology and services to asset management firms (1997-2012).	9	361 Social Infrastructure Fund, a closed-end investment company.

WCM Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held During the Past Five Years by Trustee[e]
Independent Trustees:
Ashley Toomey Rabun [a] (born 1952) Trustee and Chairperson of the Board	Since November 2007	Retired (2016 – present). President and Founder, InvestorReach, Inc., a financial services consulting firm (1996 – 2015).	9	361 Social Infrastructure Fund, a closed-end investment company, and Select Sector SPDR Trust, a registered investment company (includes 11 portfolios).
William H. Young [a] (born 1950) Trustee	Since November 2007	Retired (2014 - present). Independent financial services consultant (1996 – 2014). Interim CEO, Unified Fund Services Inc. (now Huntington Fund Services), a mutual fund service provider (2003 – 2006). Senior Vice President, Oppenheimer Management Company (1983 – 1996). Chairman, NICSA, an investment management trade association (1993 – 1996).	9	361 Social Infrastructure Fund, a closed-end investment company.
John P. Zader ᵃ (born 1961) Trustee	Since November 2007	Retired (June 2014 - present). CEO, UMB Fund Services, Inc., a mutual fund and hedge fund service provider, and the transfer agent, fund accountant, and co-administrator for the Fund (December 2006 - June 2014). President, Investment Managers Series Trust (December 2007 - June 2014).	9	Investment Managers Series Trust II, a registered investment company (includes 13 portfolios); 361 Social Infrastructure Fund, a closed-end investment company.

WCM Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held During the Past Five Years by Trustee[e]
Interested Trustees:
Eric M. Banhazl b† (born 1957) Trustee	Since January 2008	Chairman, Foothill Capital Management, LLC, a registered investment advisor (2018 – present); Chairman (2016 – present), and President (2006 – 2015), Mutual Fund Administration, LLC, the co-administrator for the Fund; Trustee and Vice President, Investment Managers Series Trust (December 2007 – March 2016).	9	Investment Managers Series Trust II, a registered investment company (includes 13 portfolios), and 361 Social Infrastructure Fund, a closed-end investment company.
Maureen Quill ᵃ* (born 1963) Trustee and President	Since June 2014	President, Investment Managers Series Trust (June 2014 – present); President, UMB Distribution Services (March 2013 – present); EVP/Executive Director Registered Funds (January 2018 – present), Chief Operating Officer (June 2014 – January 2018), and Executive Vice President (January 2007 – June 2014), UMB Fund Services, Inc.; Vice President, Investment Managers Series Trust (December 2013 – June 2014).	9	361 Social Infrastructure Fund, a closed-end investment company.
Officers of the Trust:
Rita Dam [b] (born 1966) Treasurer and Assistant Secretary	Since December 2007

Co-President, Foothill Capital Management, LLC, a registered investment advisor (2018 – present); Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC.

			N/A	N/A
Joy Ausili [b] (born 1966) Vice President, Assistant Secretary and Assistant Treasurer	Since March 2016

Co-President, Foothill Capital Management, LLC, a registered investment advisor (2018 – present); Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC; Secretary and Assistant Treasurer, Investment Managers Series Trust (December 2007 – March 2016).

			N/A	N/A

WCM Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held During the Past Five Years by Trustee[e]
Officers of the Trust:
Diane Drake[b] (born 1967) Secretary	Since March 2016

Senior Counsel, Mutual Fund Administration, LLC (October 2015 – present); Chief Compliance Officer, Foothill Capital Management, LLC, a registered investment advisor (2018 – 2019); Managing Director and Senior Counsel, BNY Mellon Investment Servicing (US) Inc. (2010 – 2015).

			N/A	N/A
Martin Dziura [b] (born 1959) Chief Compliance Officer	Since June 2014

Principal, Dziura Compliance Consulting, LLC (October 2014 – present); Managing Director, Cipperman Compliance Services (2010 – September 2014); Chief Compliance Officer, Hanlon Investment Management (2009 – 2010); Vice President − Compliance, Morgan Stanley Investment Management (2000 − 2009).

			N/A	N/A

a	Address for certain Trustees and certain officers: 235 West Galena Street, Milwaukee, Wisconsin 53212.

b	Address for Mr. Banhazl, Ms. Ausili, Ms. Dam and Ms. Drake: 2220 E. Route 66, Suite 226, Glendora, California 91740.

Address for Mr. Dziura: 309 Woodridge Lane, Media, Pennsylvania 19063.

c	Trustees and officers serve until their successors have been duly elected.

d	The Trust is comprised of 53 series managed by unaffiliated investment advisors. The term “Fund Complex” applies only to the Funds managed by the same investment advisor. The Funds do not hold themselves out as related to any other series within the Trust, for purposes of investment and investor services, nor do they share the same investment advisor with any other series.

e	“Other Directorships Held” includes only directorship of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended (that is, “public companies”) or other investment companies registered under the 1940 Act.

†	Mr. Banhazl is an “interested person” of the Trust by virtue of his position with Mutual Fund Administration, LLC.

*	Ms. Quill is an “interested person” of the Trust by virtue of her position with UMB Fund Services, Inc.

WCM Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Board Consideration of Investment Advisory Agreement

At an in-person meeting held on March 11-12, 2020, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the investment advisory agreement (the “Advisory Agreement”) between the Trust and WCM Investment Management, LLC (the “Investment Advisor”) for an initial two-year term, with respect to the following new series of the Trust (each a “New Fund” and together, the “New Funds”):

●	the WCM China Quality Growth Fund (the “China Fund”),

●	the WCM Focused ESG Emerging Markets Fund (the “ESG Emerging Markets Fund”), and

●	the WCM Focused ESG International Fund (the “ESG International Fund”).

At an in-person meeting held on December 11-12, 2019, the Board and the Independent Trustees also reviewed and unanimously approved the renewal of the Advisory Agreement between the Trust and the Investment Advisor for an additional one-year term from when it otherwise would expire, with respect to the following series of the Trust (each a “Fund” and together, the “Funds”):

●	the WCM Focused Emerging Markets Fund (the “Emerging Markets Fund”),

●	the WCM Focused Global Growth Fund (the “Global Growth Fund”),

●	the WCM Focused International Growth Fund (the “International Growth Fund”), and

●	the WCM International Small Cap Growth Fund (the “Small Cap Growth Fund”).

In approving the Advisory Agreement with respect to each New Fund, the Board, including the Independent Trustees, determined that such approval was in the best interests of the New Fund and its shareholders. In renewing the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, determined that such renewal was in the best interests of the Fund and its shareholders.

WCM China Quality Growth Fund, WCM Focused ESG Emerging Markets Fund, and WCM Focused ESG International Fund

Background

In advance of the meeting held on March 11-12, 2020, the Board received information about the New Funds and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor; information regarding the background, experience, and compensation structure of relevant personnel who would be providing services to the New Funds; information about the Investment Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the estimated profitability of the Investment Advisor’s overall relationship with the New Funds; information regarding the performance of a composite of accounts managed by the Investment Advisor using its China Quality Growth strategy, which is the same strategy the Investment Advisor would utilize to manage the China Quality Growth Fund, the performance of a composite of accounts managed by the Investment Advisor using its Focused ESG Emerging Markets strategy, which is the same strategy the Investment Advisor would utilize to manage the ESG Emerging Markets Fund, and the performance of a composite of accounts managed by the Investment Advisor using its Focused ESG International strategy, which is the same strategy the Investment Advisor would utilize to manage the ESG International Fund, each for various periods ended December 31, 2019; and reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) comparing the proposed advisory fee and estimated total expenses of each New Fund with those of a group of comparable funds selected by Broadridge (each a “Peer Group”) from Morningstar, Inc.’s relevant fund universe (each a “Fund Universe”). The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Advisory Agreement. In addition, the Board considered information reviewed by the Board regarding other series of the Trust managed by the Investment Advisor during the year at other Board and Board committee meetings. No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

WCM Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

In approving the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services

With respect to the relevant performance information, the meeting materials indicated the following:

●	The China Quality Growth strategy, which the Investment Advisor began managing on October 31, 2018, outperformed the MSCI China All Shares Index and the MSCI China Index over the one-year and since inception periods ended December 31, 2019.

●	The Focused ESG Emerging Markets strategy, which the Investment Advisor began managing on September 30, 2018, outperformed the MSCI Emerging Markets Index for the one-year and since inception periods ended December 31, 2019.

●	The Focused ESG International strategy, which the Investment Advisor began managing on July 31, 2018, outperformed the MSCI All Country World Ex USA Index for the one-year and since inception periods ended December 31, 2019.

The Board noted its familiarity with the Investment Advisor as the investment advisor for several other series of the Trust, and considered the services to be provided by the Investment Advisor to each New Fund. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the New Funds, as well as the qualifications, experience, and responsibilities of the personnel who would be involved in the activities of the New Funds. The Board also considered the overall quality of the organization and operations, and the compliance structures and compliance procedures, of the Investment Advisor. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the Investment Advisor would have the capabilities, resources, and personnel necessary to manage each New Fund, and that the Investment Advisor would provide each New Fund with a reasonable potential for good investment results.

Advisory Fee and Expense Ratio

The Board reviewed information regarding each New Fund’s proposed advisory fee and estimated total expenses. The meeting materials indicated the following:

●	The advisory fee proposed to be paid by the China Fund (gross of fee waivers) was the same as the Peer Group median, but higher than the China Region Fund Universe median by 0.15%. The Trustees considered that the Fund’s proposed advisory fee was the same as the standard fee that the Investment Advisor charges institutional clients to manage separate accounts with similar objectives and policies as the Fund. The Trustees noted that the proposed advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor. The estimated total expenses (net of fee waivers) of the Fund were lower than the Peer Group and Fund Universe medians.

WCM Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

●	The advisory fee proposed to be paid by the ESG Emerging Markets Fund (gross of fee waivers) was slightly higher than the Peer Group and Diversified Emerging Markets Fund Universe medians by 0.02% and 0.03%, respectively. The Trustees considered that the Fund’s proposed advisory fee was the same as the standard fee that the Investment Advisor charges institutional clients to manage separate accounts with similar objectives and policies as the Fund. The Trustees noted that the proposed advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The estimated total expenses (net of fee waivers) of the ESG Emerging Markets Fund were higher than both the Peer Group and Fund Universe medians by 0.10%. The Trustees noted the Investment Advisor’s observation that some of the funds in the Peer Group are part of larger fund complexes and therefore could have lower expenses or support lower expense caps than those of the Fund. The Trustees also noted that the estimated assets of the Fund were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

●	The advisory fee proposed to be paid by the ESG International Fund (gross of fee waivers) was higher than the Peer Group and Foreign Large Blend Fund Universe medians by 0.05% and 0.10%, respectively. The Trustees considered the Investment Advisor’s belief that the proposed advisory fee is competitive given its active, concentrated style of management, as well as the limited capacity of the Fund’s strategy. The Trustees also considered that the Fund’s proposed advisory fee was lower than the standard fee that the Investment Advisor charges institutional clients to manage separate accounts with similar objectives and policies as the Fund. The Trustees noted that the proposed advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The estimated total expenses (net of fee waivers) of the ESG International Fund were higher than the Peer Group and Fund Universe medians by 0.29% and 0.36%, respectively. The Trustees noted the Investment Advisor’s observation that some of the funds in the Peer Group are part of larger fund complexes and therefore could have lower expenses or support lower expense caps. The Trustees also noted that the estimated assets of the Fund were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

The Board and the Independent Trustees concluded that the proposed compensation payable to the Investment Advisor under the Advisory Agreement would be fair and reasonable in light of the nature and quality of the services proposed to be provided by the Investment Advisor to the New Funds.

Profitability and Economies of Scale

The Board next reviewed the estimated profitability to the Investment Advisor of its relationship with each New Fund in the Fund’s first year of operations, taking into account estimated assets of $50 million in each case. The Board observed that the Investment Advisor anticipated waiving a significant portion of its advisory fee with respect to each New Fund during the first year of operations, and determined that the Investment Advisor’s anticipated profits from its relationships with the New Funds were reasonable. The Board noted that the potential benefits received by the Investment Advisor as a result of its relationships with the New Funds, other than the receipt of its advisory fees, would include the usual types of “fall out” benefits received by advisors to the Trust, including any research received from broker-dealers providing execution services to the New Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, the intangible benefits of its association with the New Funds generally and any favorable publicity arising in connection with the New Funds’ performance. The Board also noted that although the advisory agreement does not provide for any advisory fee breakpoints, the New Funds’ asset levels would likely be too low to achieve significant economies of scale during the initial startup period, and that any such economies would be considered in the future as the New Funds’ assets grow.

WCM Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that approval of the Advisory Agreement was in the best interests of each New Fund and its shareholders and, accordingly, approved the Advisory Agreement with respect to each New Fund.

WCM Focused Emerging Markets Fund, WCM Focused Global Growth Fund, WCM Focused International Growth Fund, and WCM International Small Cap Growth Fund

Background

In advance of the meeting held on December 11-12, 2019, the Board received information about the Funds and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Funds; information about the Investment Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Investment Advisor’s overall relationship with the Funds; reports comparing the performance of each Fund with returns of its Peer Group, which was selected by Broadridge from Morningstar, Inc.’s relevant Fund Universe for various periods ended September 30, 2019; and reports comparing the investment advisory fee and total expenses of each Fund with those of its Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In renewing the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services

The Board considered information included in the meeting materials regarding the performance of each Fund. The materials they reviewed indicated the following:

●	The Emerging Markets Fund’s annualized total returns for the one-, three-, and five-year periods were above the Peer Group and Diversified Emerging Markets Fund Universe median returns and the MSCI Emerging Markets Index returns.

WCM Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

●	The Global Growth Fund’s annualized total returns for the one-, three-, and five-year periods were above the Peer Group and World Large Stock Fund Universe median returns and the MSCI All Country World Index returns.

●	The International Growth Fund’s annualized total returns for the one-, three-, and five-year periods were above the returns of the MSCI All Country World ex-U.S. Index and the median returns of the Peer Group and Foreign Large Growth Fund Universe.

●	The Small Cap Growth Fund’s annualized total returns for the one- and three-year periods were above the MSCI All Country World ex-U.S. Index returns and the Peer Group and Foreign Small/Mid Growth Fund Universe median returns.

The Board noted its familiarity with the Investment Advisor and considered the overall quality of services provided by the Investment Advisor to the Funds. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds. The Board also considered the overall quality of the organization and operations of the Investment Advisor, as well as its compliance structure. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to each Fund were satisfactory.

Advisory Fees and Expense Ratios

With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated the following:

●	The Emerging Markets Fund’s annual investment advisory fee (gross of fee waivers) was slightly above the Peer Group median by 0.005%, and above the Diversified Emerging Markets Fund Universe median by 0.05%. The Trustees noted that the Fund’s advisory fee was within the range of advisory fees that the Investment Advisor charges to manage private funds using the same strategy as the Fund, but higher than the fees that the Investment Advisor charges to sub-advise mutual funds using the same strategy as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the private funds that the Investment Advisor manages, that the demands on the Investment Advisor’s personnel and trading infrastructure are greater for the Fund as a result of the daily cash inflows and outflows, that the Investment Advisor provides more services to the Fund than it does to funds for which it serves as sub-advisor, and that the Investment Advisor has contractually agreed to limit the Fund’s total operating expenses. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were above the Peer Group and Fund Universe medians by 0.09% and 0.11%, respectively. The Trustees noted the Investment Advisor’s observation that some of the funds in the Peer Group are part of larger fund complexes and therefore could have lower expenses or support lower expense caps. The Trustees also noted that the average net assets of the Fund’s class considered by Broadridge were lower than the average net assets of corresponding classes of funds in the Peer Group, and significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes.

WCM Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

●	The Global Growth Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and World Large Stock Fund Universe medians by 0.05% and 0.10%, respectively. The Trustees noted that the Fund’s advisory fee was within the range of advisory fees that the Investment Advisor charges to manage separate accounts and private funds using the same strategy as the Fund, but higher than the sub-advisory fee that the Investment Advisor charges to sub-advise mutual funds using the same strategy as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s institutional clients, that the demands on the Investment Advisor’s personnel and trading infrastructure are greater for the Fund as a result of the daily cash inflows and outflows, that the Investment Advisor provides more services to the Fund than it does to funds for which it serves as sub-advisor, and that the Investment Advisor has contractually agreed to limit the Fund’s total expenses. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were above the Peer Group and Fund Universe medians by 0.03% and 0.15%, respectively. The Trustees noted that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes.

●	The International Growth Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Foreign Large Growth Fund Universe medians by 0.1055% and 0.15%, respectively. The Trustees considered the Investment Advisor’s assertion that the Fund’s strategy is a high alpha, concentrated, benchmark-agnostic strategy that generally is more costly to manage than many other funds in the Fund Universe. The Trustees noted that the Fund’s advisory fee was within the range of advisory fees that the Investment Advisor charges to manage separate accounts and private funds using the same strategy as the Fund, but higher than the sub-advisory fees that the Investment Advisor charges to sub-advise mutual funds using the same strategy as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s institutional clients, that the demands on the Investment Advisor’s personnel and trading infrastructure are greater for the Fund as a result of the daily cash inflows and outflows, and that the Investment Advisor provides more services to the Fund than it does to funds for which it serves as sub-advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were above the Peer Group and Fund Universe medians by 0.11% and 0.18%, respectively. The Trustees considered that a significant portion of the Fund’s high total expenses was attributable to the Fund’s relatively high advisory fee. The Trustees also noted the Investment Advisor’s observation that some of the funds in the Peer Group are part of larger fund complexes and therefore could have lower expenses or support lower expense caps.

●	The Small Cap Growth Fund’s annual investment advisory fee (gross of fee waivers) was the same as the Peer Group and Foreign Small/Mid Growth Fund Universe medians. The Trustees noted that the Fund’s advisory fee was within the range of advisory fees and sub-advisory fees that the Investment Advisor charges to manage private funds and sub-advise mutual funds using the same strategy as the Fund, but higher than the advisory fees that the Investment Advisor charges to manage separate accounts for institutional clients using the same strategy as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s institutional clients, that the demands on the Investment Advisor’s personnel and trading infrastructure are greater for the Fund as a result of the daily cash inflows and outflows, and that the Investment Advisor provides more services to the Fund than it does to funds for which it serves as sub-advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

WCM Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were above the Peer Group and Fund Universe medians by 0.10% and 0.13%, respectively. The Trustees noted, however, that the average net assets of the Fund were very low and were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Funds.

Profitability and Economies of Scale

The Board next considered information prepared by the Investment Advisor relating to its costs and profits with respect to each Fund for the year ended September 30, 2019, noting that the Investment Advisor had waived its entire advisory fee and subsidized certain of the operating expenses for the Emerging Markets Fund and Small Cap Growth Fund; had waived a significant portion of its advisory fee with respect to the Global Growth Fund; and had not realized a profit with respect to the Emerging Markets Fund and Small Cap Growth Fund. Recognizing the difficulty in evaluating an investment advisor’s profitability with respect to the funds it manages in the context of an advisor with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board and the Independent Trustees concluded that the profits of the Investment Advisor from its relationships with the International Growth Fund and Global Growth Fund were reasonable.

The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Funds, other than the receipt of its investment advisory fees, including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of the Investment Advisor’s association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance. The Board noted that although there were no advisory fee breakpoints, the asset levels of the Emerging Markets Fund, Global Growth Fund, and Small Cap Growth Fund were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Funds grow. With respect to the International Growth Fund, the Board noted that the Investment Advisor was sharing some benefits of economies of scale with the Fund’s shareholders by making additional investments with respect to personnel, compliance and regulatory monitoring, network infrastructure and cybersecurity, and updates to the office space to accommodate those investments, in order to ensure the level and quality of service to the Funds.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of each Fund and its shareholders and, accordingly, approved the renewal of the Advisory Agreement with respect to each Fund.

WCM Funds

EXPENSE EXAMPLES

For the Periods Ended April 30, 2020 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Investor Class only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2019 to April 30, 2020, except for WCM China Quality Growth Fund, WCM Focused ESG International Fund and ESG Emerging Markets Fund, which are based on an investment of $1,000 invested at the beginning of the period and held for the entire since inception period from March 31, 2020 (commencement of operations) to April 30, 2020.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

International Growth Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/19	4/30/20	11/1/19 – 4/30/20
Investor Class	Actual Performance	$1,000.00	$ 973.40	$6.42
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.35	6.57
Institutional Class	Actual Performance	1,000.00	974.50	5.20
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.60	5.31

WCM Funds

EXPENSE EXAMPLES - Continued

For the Periods Ended April 30, 2020 (Unaudited)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.31% and 1.06% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six month period). Assumes all dividends and distributions were reinvested.

Emerging Markets Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/19	4/30/20	11/1/19 – 4/30/20
Investor Class	Actual Performance	$1,000.00	$943.70	$7.25
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.41	7.52
Institutional Class	Actual Performance	1,000.00	944.70	6.04
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.65	6.27

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% and 1.25% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

Global Growth Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/19	4/30/20	11/1/19 – 4/30/20
Investor Class	Actual Performance	$1,000.00	$1,018.80	$6.39
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.53	6.39
Institutional Class	Actual Performance	1,000.00	1,020.20	5.28
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.64	5.28

*	Expenses are equal to the Fund’s annualized expense ratio of 1.27% and 1.05% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

International Small Cap Growth Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	11/1/19	4/30/20	11/1/19 – 4/30/20
Actual Performance	$1,000.00	$1,042.20	$6.35
Hypothetical (5% annual return before expenses)	1,000.00	1,018.65	6.27

*	Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

WCM Funds

EXPENSE EXAMPLES - Continued

For the Periods Ended April 30, 2020 (Unaudited)

Small Cap Growth Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/01/19	04/30/20	11/01/19 – 04/30/20
Investor Class	Actual Performance	$1,000.00	$933.50	$7.25
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.36	7.56
Institutional Class	Actual Performance	1,000.00	934.50	6.01
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.65	6.27

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% and 1.25% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the since inception period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

Small Cap Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/01/19	04/30/20	11/01/19 – 04/30/20
Investor Class	Actual Performance	$1,000.00	$772.50	$6.62
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.39	7.54
Institutional Class	Actual Performance	1,000.00	774.50	5.51
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.65	6.27

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% and 1.25% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the since inception period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

WCM Funds

EXPENSE EXAMPLES - Continued

For the Periods Ended April 30, 2020 (Unaudited)

China Quality Growth Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period
		3/31/20^	4/30/20	3/31/20^ – 4/30/20
Investor Class	Actual Performance*	$1,000.00	$1,065.00	$1.31
	Hypothetical (5% annual return before expenses)**	1,000.00	1,017.41	7.52
Institutional Class	Actual Performance*	1,000.00	1,065.00	1.09
	Hypothetical (5% annual return before expenses)**	1,000.00	1,018.65	6.28

^	Commencement of operations.
*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% and 1.25% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 31/366 (to reflect the since inception period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.
**	Expenses are equal to the Fund’s annualized expense ratio of 1.50% and 1.25% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

Focused ESG Emerging Markets Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period
		3/31/20^	4/30/20	3/31/20^ – 4/30/20
Investor Class	Actual Performance*	$1,000.00	$1,100.00	$1.33
	Hypothetical (5% annual return before expenses)**	1,000.00	1,017.42	7.51
Institutional Class	Actual Performance*	1,000.00	1,101.00	1.11
	Hypothetical (5% annual return before expenses)**	1,000.00	1,018.66	6.27

^	Commencement of operations.
*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% and 1.25% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 31/366 (to reflect the since inception period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.
**	Expenses are equal to the Fund’s annualized expense ratio of 1.50% and 1.25% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

WCM Funds

EXPENSE EXAMPLES - Continued

For the Periods Ended April 30, 2020 (Unaudited)

Focused ESG International Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period
		3/31/20^	4/30/20	3/31/20^ – 4/30/20
Investor Class	Actual Performance*	$1,000.00	$1,093.00	$1.33
	Hypothetical (5% annual return before expenses)**	1,000.00	1,017.41	7.52
Institutional Class	Actual Performance*	1,000.00	1,093.00	1.11
	Hypothetical (5% annual return before expenses)**	1,000.00	1,018.65	6.27

^	Commencement of operations.
*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% and 1.25% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 31/366 (to reflect the since inception period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.
**	Expenses are equal to the Fund’s annualized expense ratio of 1.50% and 1.25% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

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WCM Funds

Each a series of Investment Managers Series Trust

Investment Advisor

WCM Investment Management

281 Brooks Street

Laguna Beach, California 92651

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

Two Liberty Place

50 South 16th Street, Suite 2900

Philadelphia, Pennsylvania 19102

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

Natixis Distribution, L.P.

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

FUND INFORMATION

	TICKER	CUSIP
WCM Focused International Growth Fund – Investor Class	WCMRX	461418 386
WCM Focused International Growth Fund – Institutional Class	WCMIX	461418 444
WCM Focused Emerging Markets Fund – Investor Class	WFEMX	46141P 842
WCM Focused Emerging Markets Fund – Institutional Class	WCMEX	46141P 834
WCM Focused Global Growth Fund – Investor Class	WFGGX	46141P 826
WCM Focused Global Growth Fund – Institutional Class	WCMGX	46141P 818
WCM International Small Cap Growth Fund – Institutional Class	WCMSX	46141Q 683
WCM Small Cap Growth Fund – Investor Class	WCMNX	46143U 104
WCM Small Cap Growth Fund – Institutional Class	WCMLX	46143U 203
WCM Focused Small Cap Fund – Investor Class	WCMJX	46143U 302
WCM Focused Small Cap Fund – Institutional Class	WCMFX	46143U 401
WCM China Quality Growth Fund – Investor Class	WCQGX	46143U 708
WCM China Quality Growth Fund – Institutional Class	WCMCX	46143U 807
WCM Focused ESG Emerging Markets Fund – Investor Class	WCMUX	46143U 864
WCM Focused ESG Emerging Markets Fund – Institutional Class	WCMDX	46143U 856
WCM Focused ESG International Fund – Investor Class	WESGX	46143U 880
WCM Focused ESG International Fund – Institutional Class	WCMMX	46143U 872

Privacy Principles of the WCM Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the WCM Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting

The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, are available, without charge and upon request by calling (888) 988-9801 or on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Funds file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Funds’ Form N-PORT on the SEC’s website at www.sec.gov.

Prior to their use of Form N-PORT, the Funds filed their complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (888) 988-9801.

WCM Funds

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (888) 988-9801

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-888-988-9801

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. John P. Zader is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 04/30/2020	FYE 04/30/2019
Audit Fees	$125,100	$62,400
Audit-Related Fees	N/A	N/A
Tax Fees	$25,200	$11,200
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 04/30/2020	FYE 04/30/2019
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 04/30/2020	FYE 04/30/2019
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed June 8, 2018.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	7/09/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	7/09/2020

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	7/09/2020